                                 ANNUAL REPORT

                               DECEMBER 31, 2001

                          SAFECO RESOURCE SERIES TRUST

                                   ----------

Equity Portfolio ......................................................... 2
Growth Opportunities Portfolio ........................................... 6
Northwest Portfolio ..................................................... 11
Small Company Value Portfolio ........................................... 15
Bond Portfolio .......................................................... 19
Money Market Portfolio .................................................. 24

                   [SAFECO LOGO] SAFECO-REGISTERED TRADEMARK-

                       REPORT FROM THE PORTFOLIO MANAGER
                          SAFECO RST EQUITY PORTFOLIO
                               December 31, 2001
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The news we have to report is disheartening. SAFECO RST Equity Portfolio lost money in 2001. Our ultimate goal is to grow the money you have invested with us and I regret not being able to do that over the last year, which was the second worst year for common stocks since 1926. For the most part, as the S&P 500 Index fell 11.88%, our efforts were relegated to damage control. To that end, we were moderately successful. Though the Portfolio fell, our defensive posture and focus on quality companies with reasonable valuations enabled us to fall a lessor extent.
   In the terrible market of 2001, SAFECO RST Equity Portfolio outperformed the S&P 500. Compared to the broad market, the Portfolio benefited by being overweight in sectors with growth rates that we thought were more predictable, such as healthcare and financials. Conversely, we were underweight compared to the S&P 500 in technology and stocks that cycle with the economy. Our stock selections within sectors also helped. For example, Bank of America, Abbott Laboratories, Johnson & Johnson, and Microsoft did better than the average for their respective sectors. Each of these companies had solid earnings visibility and reasonable valuations, and in each of them we had sizable positions. Finally, there were events -- like taking gains when CenturyTel's price jumped on a buyout offer -- that played out in our favor.
   I tend to peel back positions with gains to add to stocks that I think have better one- to three-year opportunities. My goal is to consistently buy the most attractive companies within diverse sectors. For example, when Washington Mutual fell in the fourth quarter as short-term

                            [PHOTO OF RICH MEAGLEY]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2001

                              1 YEAR   5 YEAR  10 YEAR
SAFECO RST Equity Portfolio   (9.38%)   6.62%   12.78%
S&P 500 Index                (11.88%)  10.70%   12.93%

INVESTMENT VALUE

          SAFECO RST
       EQUITY PORTFOLIO:  S&P 500 INDEX:
12/91            $10,000         $10,000
1/92             $10,504          $9,814
2/92             $10,764          $9,941
3/92             $10,178          $9,748
4/92             $10,267         $10,034
5/92             $10,163         $10,083
6/92              $9,533          $9,933
7/92              $9,889         $10,338
8/92              $9,562         $10,127
9/92              $9,599         $10,246
10/92             $9,941         $10,281
11/92            $10,549         $10,630
12/92            $10,806         $10,761
1/93             $11,072         $10,851
2/93             $11,057         $10,998
3/93             $11,529         $11,231
4/93             $11,293         $10,959
5/93             $12,183         $11,251
6/93             $12,221         $11,284
7/93             $12,084         $11,239
8/93             $12,738         $11,664
9/93             $13,119         $11,572
10/93            $13,461         $11,812
11/93            $13,553         $11,699
12/93            $13,822         $11,841
1/94             $14,699         $12,243
2/94             $14,326         $11,911
3/94             $13,749         $11,393
4/94             $14,139         $11,539
5/94             $14,488         $11,728
6/94             $13,968         $11,440
7/94             $14,293         $11,816
8/94             $15,227         $12,299
9/94             $15,073         $11,999
10/94            $15,406         $12,268
11/94            $15,097         $11,822
12/94            $15,057         $11,997
1/95             $15,183         $12,308
2/95             $15,576         $12,787
3/95             $15,800         $13,163
4/95             $16,211         $13,551
5/95             $16,623         $14,091
6/95             $17,151         $14,418
7/95             $17,410         $14,896
8/95             $17,920         $14,934
9/95             $18,618         $15,563
10/95            $18,600         $15,508
11/95            $19,146         $16,188
12/95            $19,369         $16,500
1/96             $19,912         $17,061
2/96             $20,023         $17,219
3/96             $20,275         $17,385
4/96             $20,698         $17,641
5/96             $21,181         $18,095
6/96             $21,563         $18,164
7/96             $20,728         $17,362
8/96             $20,919         $17,729
9/96             $22,187         $18,726
10/96            $22,892         $19,242
11/96            $24,654         $20,696
12/96            $24,170         $20,286
1/97             $25,592         $21,552
2/97             $25,725         $21,721
3/97             $24,636         $20,831
4/97             $25,425         $22,073
5/97             $27,137         $23,416
6/97             $28,270         $24,465
7/97             $30,215         $26,411
8/97             $28,637         $24,932
9/97             $29,681         $26,297
10/97            $28,737         $25,420
11/97            $29,659         $26,595
12/97            $30,175         $27,052
1/98             $30,642         $27,351
2/98             $33,075         $29,322
3/98             $34,177         $30,823
4/98             $34,249         $31,133
5/98             $33,614         $30,598
6/98             $34,477         $31,840
7/98             $34,058         $31,502
8/98             $29,660         $26,952
9/98             $31,733         $28,679
10/98            $34,549         $31,009
11/98            $36,778         $32,888
12/98            $37,686         $34,782
1/99             $38,302         $36,236
2/99             $37,510         $35,111
3/99             $38,692         $36,515
4/99             $41,119         $37,929
5/99             $40,277         $37,034
6/99             $41,509         $39,089
7/99             $40,679         $37,869
8/99             $40,277         $37,680
9/99             $38,768         $36,647
10/99            $41,534         $38,966
11/99            $40,842         $39,761
12/99            $41,193         $42,102
1/00             $39,573         $39,986
2/00             $37,183         $39,229
3/00             $40,835         $43,068
4/00             $39,799         $41,768
5/00             $39,586         $40,911
6/00             $39,998         $41,919
7/00             $39,148         $41,267
8/00             $41,206         $43,830
9/00             $38,736         $41,517
10/00            $39,374         $41,341
11/00            $36,691         $38,082
12/00            $36,747         $38,269
1/01             $37,791         $39,627
2/01             $34,927         $36,013
3/01             $33,121         $33,732
4/01             $35,074         $36,354
5/01             $35,382         $36,597
6/01             $34,459         $35,706
7/01             $34,512         $35,355
8/01             $32,398         $33,141
9/01             $30,525         $30,466
10/01            $31,127         $31,047
11/01            $33,014         $33,429
12/01            $33,301         $33,722

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

investors took profits, I bought more. I think their earnings prospects look solid, and their low valuation is temporary.
   Thus, the theme to our trading was to generally maintain sector weightings while emphasizing the better valuations within those sectors. Among the oil companies I believe ChevronTexaco can benefit from cost-saving opportunities provided by its merger, no matter what the economy does. Thus, I funded a new position in ChevronTexaco out of sales in Exxon Mobil and Royal Dutch Petroleum. I funded a new position in Schering-Plough out of partial sales of several other healthcare holdings. Pfizer remains the Portfolio's largest healthcare stock, as its expected earnings growth is higher than the industry average. Finally, the addition to the Washington Mutual position was funded from sales in Citigroup, Fannie Mae and American International Group.
   Right now I'm emphasizing stocks that are not dependent on economic recovery in the next six months. I have slowly added to cyclicals that I think are poised to turn upward and have added four "growthier" stocks: Home Depot, Safeway, and American Express and a smaller position in Qwest. On the flip side of that re-positioning, I slightly reduced our healthcare weighting and exited Dover Corp.
   In summary, we think our value plus growth style adds defensive qualities to SAFECO RST Equity Portfolio while positioning it for recovery. Ultimately, I will try to provide both refuge and returns for shareholders. And while that was not the case last year, it has been the case, on average, for the last ten years.

Rich Meagley
-------------------------------------------

Rich Meagley joined SAFECO in 1983. After advancing from analyst to Northwest Fund Manager, he left the Company then he re-joined in January 1995 as Equity Portfolio Manager and a Vice President of SAFECO Asset Management Company. He holds an M.B.A. from the University of Washington, and is a Chartered Financial Analyst.

 HIGHLIGHTS
-------------------------------------------

                                          PERCENT OF
TEN LARGEST HOLDINGS                      NET ASSETS
----------------------------------------------------
Washington Mutual, Inc.  ...................... 4.7%
  (Banks)
General Electric Co.  .......................... 4.5
  (Industrial Conglomerates)
Microsoft Corp.  ............................... 3.6
  (Systems Software)
Pfizer, Inc.  .................................. 3.5
  (Pharmaceuticals)
Citigroup, Inc.  ............................... 3.5
  (Diversified Financial Services)
Wal-Mart Stores, Inc.  ......................... 3.3
  (General Merchandise Stores)
Exxon Mobil Corp.  ............................. 3.1
  (Integrated Oil & Gas)
Johnson & Johnson  ............................. 2.9
  (Pharmaceuticals)
American International Group, Inc.  ............ 2.8
  (Multi-Line Insurance)
Intel Corp.  ................................... 2.5
  (Semiconductor Equipment)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

MARKET CAPITALIZATION
AS A PERCENTAGE OF NET ASSETS

Large-Cap: (over $4 billion)  96.1%
Cash & Other:                  3.9%

AS OF DECEMBER 31, 2001
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

 SAFECO RST EQUITY PORTFOLIO

 SHARES OR
 PRINCIPAL                                                   VALUE
  AMOUNT                                                   (000'S)
------------------------------------------------------------------
COMMON STOCKS - 96.4%

ADVERTISING - 0.9%
    135,000   Interpublic Group Cos., Inc.              $    3,988

APPLICATION SOFTWARE - 0.5%
     80,000   *Siebel Systems, Inc.                          2,238

BANKS - 6.6%
    128,000   Bank of America Corp.                          8,058
    600,000   Washington Mutual, Inc.                       19,620

BREWERS - 2.0%
    190,000   Anheuser-Busch Companies, Inc.                 8,590

COMPUTER HARDWARE - 4.0%
    150,000   *Dell Computer Corp.                           4,077
     82,000   International Business Machines Corp.          9,919
    219,000   *Sun Microsystems, Inc.                        2,702

COMPUTER STORAGE & PERIPHERALS - 0.6%
    185,000   *EMC Corp.                                     2,486

DATA PROCESSING SERVICES - 1.5%
    110,000   Automatic Data Processing, Inc.                6,479

DEPARTMENT STORES - 1.1%
    125,000   May Department Stores Co.                      4,622

DIVERSIFIED FINANCIAL SERVICES - 8.5%
    115,000   American Express Co.                           4,104
    292,000   Citigroup, Inc.                               14,740
    124,000   Federal National Mortgage Association          9,858
    192,500   J.P. Morgan Chase & Co.                        6,997

DRUG RETAIL - 1.1%
    155,000   CVS Corp.                                      4,588

ELECTRIC UTILITIES - 1.9%
    201,000   Duke Energy Corp.                              7,891

ELECTRICAL COMPONENTS & EQUIPMENT - 1.0%
     75,000   Emerson Electric Co.                           4,283
 SHARES OR
 PRINCIPAL                                                   VALUE
  AMOUNT                                                   (000'S)
------------------------------------------------------------------

FOOD RETAIL - 1.3%
    130,000   *Safeway, Inc.                            $    5,428

GAS UTILITIES - 1.5%
    140,000   El Paso Corp.                                  6,245

GENERAL MERCHANDISE STORES - 3.3%
    244,000   Wal-Mart Stores, Inc.                         14,042

HOME IMPROVEMENT RETAIL - 1.9%
    155,000   Home Depot, Inc.                               7,907

HOUSEHOLD PRODUCTS - 2.2%
    115,000   Procter & Gamble Co.                           9,100

INDUSTRIAL CONGLOMERATES - 6.9%
    475,000   General Electric Co.                          19,038
    171,000   Tyco International, Ltd.                      10,072

INDUSTRIAL GASES - 1.0%
     75,000   Praxair, Inc.                                  4,144

INTEGRATED OIL & GAS - 6.5%
     77,000   ChevronTexaco Corp.                            6,900
    336,000   Exxon Mobil Corp.                             13,205
    150,000   Royal Dutch Petroleum Co. (ADR)                7,353

INTEGRATED TELECOMMUNICATIONS SERVICES - 5.5%
    285,000   Qwest Communications
              International, Inc.                            4,027
    235,000   SBC Communications, Inc.                       9,205
    208,000   Verizon Communications                         9,872

MOVIES & ENTERTAINMENT - 3.5%
    300,000   *AOL Time Warner, Inc.                         9,630
    254,000   Walt Disney Co.                                5,263

MULTI-LINE INSURANCE - 2.8%
    150,000   American International Group, Inc.            11,910

NETWORKING EQUIPMENT - 1.3%
    300,000   *Cisco Systems, Inc.                           5,433

PERSONAL PRODUCTS - 0.9%
    112,000   Gillette Co.                                   3,741

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                    SAFECO RESOURCE SERIES TRUST
--------------------------------------------------------------------------------
                                                        PORTFOLIO OF INVESTMENTS

                                                    SAFECO RST EQUITY PORTFOLIO

 SHARES OR
 PRINCIPAL                                                   VALUE
  AMOUNT                                                   (000'S)
------------------------------------------------------------------

PHARMACEUTICALS - 15.2%
    158,000   Abbott Laboratories                       $    8,809
    137,000   American Home Products Corp.                   8,406
    115,000   Bristol-Myers Squibb Co.                       5,865
    210,000   Johnson & Johnson                             12,411
    111,000   Merck & Co., Inc.                              6,527
    372,000   Pfizer, Inc.                                  14,824
    200,000   Schering-Plough Corp.                          7,162

PUBLISHING & PRINTING - 1.2%
     75,000   Gannett Co., Inc.                              5,042

SEMICONDUCTOR EQUIPMENT - 3.2%
     75,000   *Applied Materials, Inc.                       3,008
    331,000   Intel Corp.                                   10,410

SEMICONDUCTORS - 0.5%
     80,000   Texas Instruments, Inc.                        2,240

SOFT DRINKS - 1.9%
    160,000   PepsiCo, Inc.                                  7,790

SYSTEMS SOFTWARE - 4.7%
    230,000   *Microsoft Corp.                              15,242
    325,000   *Oracle Corp.                                  4,488
 SHARES OR
 PRINCIPAL                                                   VALUE
  AMOUNT                                                   (000'S)
------------------------------------------------------------------

TELECOMMUNICATIONS EQUIPMENT - 1.4%
     95,000   Corning, Inc.                             $      847
     75,000   Nokia Oyj (ADR)                                1,840
    220,000   Nortel Networks Corp.                          1,650
     35,000   *QUALCOMM, Inc.                                1,768
                                                        ----------
TOTAL COMMON STOCKS  (COST $329,505)
                                                           406,084
                                                        ----------
CASH EQUIVALENTS - 3.9%

INVESTMENT COMPANIES
 16,411,609   AIM Short-Term Investments Co. Liquid
              Assets Money Market Portfolio
              (Institutional Shares)                        16,411
                                                        ----------
TOTAL CASH EQUIVALENTS  (COST $16,411)
                                                            16,411
                                                        ----------
TOTAL INVESTMENTS - 100.3%  (TOTAL COST $345,916)
                                                           422,495
Other Assets, less Liabilities                                (795)
                                                        ----------
NET ASSETS                                              $  421,700
                                                        ==========

   *  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                       REPORT FROM THE PORTFOLIO MANAGER
                   SAFECO RST GROWTH OPPORTUNITIES PORTFOLIO
                               December 31, 2001
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    The SAFECO RST Growth Opportunities Portfolio came through 2001 with returns far exceeding the Russell 2000 Index's 2.49% gain and the S&P 500's 11.88% decline. I credit the Portfolio's outperformance to its emphasis on growth at a reasonable price. I believe my un-willingness to pay high prices and the flexibility of our investment style helped the Portfolio hold up better than the broad market as it fell, and to gain more as it climbed.
   The Portfolio started and finished 2001 strong but slumped with the economy in the second and third quarters. This was due to our economically sensitive stocks: United Stationers, MICROS Systems (supplier to the hospitality industry), and Websense (whose software monitors and restricts employee Internet activity), were hurt as businesses cut travel and spending. NCO found aged receivables harder to collect as unemployment climbed.
   Early in the fourth quarter, I took advantage of the slump to add a company likely to lead out of the recession. TMP Worldwide owns and operates the job board MONSTER.com. As TMP explained why its earnings were off, I bought shares. Not only do job postings typically climb with economic growth, I think this is an Internet business that makes sense. Shortly afterward, investors began bidding up small caps in anticipation of economic recovery. Each of the aforementioned stocks took off and the Portfolio gained almost 30% in the fourth quarter.
                             [PHOTO OF TOM MAGUIRE]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2001

                                            1 YEAR   5 YEAR   SINCE INCEPTION*
SAFECO RST Growth Opportunities Portfolio    19.14%   11.69%            19.44%
S&P 500 Index                              (11.88%)   10.70%            13.56%
Russell 2000 Index                            2.49%    7.52%            10.46%

INVESTMENT VALUE

          SAFECO RST GROWTH
       OPPORTUNITIES PORTFOLIO:  S&P 500 INDEX:  RUSSELL 2000 INDEX:
1/93                    $10,000
1/93                    $10,100         $10,000              $10,000
2/93                     $9,570         $10,136               $9,769
3/93                    $10,160         $10,350              $10,086
4/93                     $9,780         $10,100               $9,808
5/93                    $10,640         $10,369              $10,242
6/93                    $11,000         $10,400              $10,305
7/93                    $11,410         $10,358              $10,447
8/93                    $12,320         $10,750              $10,899
9/93                    $12,950         $10,665              $11,206
10/93                   $13,520         $10,886              $11,495
11/93                   $12,920         $10,782              $11,120
12/93                   $13,608         $10,913              $11,501
1/94                    $14,526         $11,283              $11,861
2/94                    $14,000         $10,977              $11,818
3/94                    $13,485         $10,500              $11,195
4/94                    $13,888         $10,634              $11,261
5/94                    $14,235         $10,808              $11,134
6/94                    $13,798         $10,544              $10,759
7/94                    $14,358         $10,889              $10,935
8/94                    $14,861         $11,335              $11,544
9/94                    $14,772         $11,058              $11,505
10/94                   $15,320         $11,306              $11,459
11/94                   $15,085         $10,895              $10,996
12/94                   $15,230         $11,056              $11,291
1/95                    $15,300         $11,343              $11,149
2/95                    $15,851         $11,784              $11,612
3/95                    $15,828         $12,131              $11,811
4/95                    $16,133         $12,488              $12,073
5/95                    $16,837         $12,987              $12,281
6/95                    $17,905         $13,288              $12,918
7/95                    $18,691         $13,728              $13,662
8/95                    $18,773         $13,763              $13,945
9/95                    $19,841         $14,343              $14,195
10/95                   $20,017         $14,292              $13,560
11/95                   $20,873         $14,919              $14,130
12/95                   $21,474         $15,206              $14,503
1/96                    $21,690         $15,723              $14,487
2/96                    $22,272         $15,869              $14,939
3/96                    $22,880         $16,022              $15,243
4/96                    $24,300         $16,258              $16,059
5/96                    $25,774         $16,677              $16,692
6/96                    $24,855         $16,740              $16,006
7/96                    $22,664         $16,001              $14,608
8/96                    $24,625         $16,339              $15,457
9/96                    $26,085         $17,258              $16,062
10/96                   $26,585         $17,734              $15,814
11/96                   $27,167         $19,073              $16,466
12/96                   $28,358         $18,695              $16,897
1/97                    $30,066         $19,863              $17,235
2/97                    $28,815         $20,019              $16,816
3/97                    $27,755         $19,198              $16,023
4/97                    $26,518         $20,343              $16,067
5/97                    $30,699         $21,580              $17,856
6/97                    $33,085         $22,547              $18,622
7/97                    $35,337         $24,340              $19,488
8/97                    $36,795         $22,978              $19,934
9/97                    $39,813         $24,235              $21,393
10/97                   $38,724         $23,427              $20,454
11/97                   $40,579         $24,510              $20,321
12/97                   $40,993         $24,931              $20,677
1/98                    $41,204         $25,206              $20,350
2/98                    $45,470         $27,023              $21,854
3/98                    $48,875         $28,406              $22,754
4/98                    $50,649         $28,692              $22,879
5/98                    $48,068         $28,199              $21,646
6/98                    $48,208         $29,344              $21,692
7/98                    $45,399         $29,032              $19,934
8/98                    $34,708         $24,839              $16,063
9/98                    $35,779         $26,430              $17,321
10/98                   $38,307         $28,578              $18,028
11/98                   $39,904         $30,310              $18,972
12/98                   $41,742         $32,055              $20,147
1/99                    $42,820         $33,396              $20,415
2/99                    $37,647         $32,358              $18,761
3/99                    $37,333         $33,653              $19,054
4/99                    $38,117         $34,956              $20,761
5/99                    $38,215         $34,130              $21,064
6/99                    $39,665         $36,025              $22,016
7/99                    $38,822         $34,900              $21,413
8/99                    $37,313         $34,726              $20,621
9/99                    $37,078         $33,774              $20,625
10/99                   $38,137         $35,911              $20,709
11/99                   $39,508         $36,644              $21,946
12/99                   $44,094         $38,801              $24,430
1/00                    $42,272         $36,852              $24,037
2/00                    $47,563         $36,154              $28,005
3/00                    $50,326         $39,691              $26,160
4/00                    $46,603         $38,493              $24,585
5/00                    $41,253         $37,703              $23,151
6/00                    $44,741         $38,633              $25,170
7/00                    $44,486         $38,032              $24,360
8/00                    $47,465         $40,394              $26,218
9/00                    $45,623         $38,262              $25,448
10/00                   $44,702         $38,100              $24,313
11/00                   $40,077         $35,096              $21,816
12/00                   $41,376         $35,269              $23,690
1/01                    $45,665         $36,520              $24,924
2/01                    $41,112         $33,190              $23,289
3/01                    $38,054         $31,088              $22,150
4/01                    $42,014         $33,504              $23,882
5/01                    $46,259         $33,728              $24,470
6/01                    $50,945         $32,907              $25,314
7/01                    $46,831         $32,583              $23,944
8/01                    $43,664         $30,543              $23,171
9/01                    $38,032         $28,078              $20,052
10/01                   $40,782         $28,613              $21,225
11/01                   $44,610         $30,808              $22,868
12/01                   $49,296         $31,078              $24,279

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   A heavy weighting in healthcare and emerging medical technology adds both resiliency and potential to our portfolio as people continue to age and technology continues to advance. Indeed, Conceptus traded up roughly 50% as its non-surgical tubal ligation (Essure) device was approved for use in Canada. Matria Healthcare, which specializes in managing high-risk pregnancies, climbed as it expanded its programs into cardiovascular disease and diabetes. Endocare, a company that uses cryoablation (freezing) to eradicate prostate tumors has submitted a new product to the Food and Drug Administration for approval. Thoratec's products are helping extend the lives of people waiting for heart transplants and Serologicals continues to supply plasma to drug manufacturers.
   Polymedica, a supplier of diabetic test kits, suffered controversy and both SEC and FBI investigations. However, we're comfortable waiting out the investigations. Over the years, we've realized tremendous gains in this stock, buying low and selling high.
   In summary, the Portfolio is loaded with inexpensive small-cap growth ideas: the type of stocks I believe will lead coming out of the recession, as they have historically. Given the appreciation we saw in the fourth quarter, the market may have already bottomed. Either way, I have tried to position SAFECO RST Growth Opportunities Portfolio in inexpensive stocks, should the market continue to seek a bottom, and with potential to appreciate once the bottom has been found.

Tom Maguire
-------------------------------------------

After completing his M.B.A. at the University of Washington, Thomas M. Maguire joined the Company as an equity analyst in 1981 and today is a Vice President. From 1984 to 1989, he co-managed the SAFECO Equity Fund.

 HIGHLIGHTS
-------------------------------------------

                                          PERCENT OF
TEN LARGEST HOLDINGS                      NET ASSETS
----------------------------------------------------
NCO Group, Inc.  .............................. 6.1%
  (Diversified Commercial Services)
United Stationers, Inc.  ....................... 4.4
  (Office Services & Supplies)
Conceptus, Inc.  ............................... 4.0
  (Health Care Equipment)
TMP Worldwide, Inc.  ........................... 3.8
  (Internet Retail)
Stellent, Inc.  ................................ 2.6
  (Internet Software & Services)
Lumenis, Ltd.  ................................. 2.6
  (Health Care Equipment)
Serologicals Corp.  ............................ 2.5
  (Biotechnology)
PolyMedica Corp.  .............................. 2.4
  (Health Care Supplies)
Corinthian Colleges  ........................... 2.4
  (Diversified Commercial Services)
MICROS Systems, Inc.  .......................... 2.4
  (Application Software)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

MARKET CAPITALIZATION
AS A PERCENTAGE OF NET ASSETS

Large-Cap: (over $4 billion)         7.5%
Mid-Cap: ($1.5 billion-$4 billion)   6.4%
Small-Cap: (under $1.5 billion)     85.3%
Cash & Other:                        0.8%

AS OF DECEMBER 31, 2001
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

 GROWTH OPPORTUNITIES PORTFOLIO

SHARES OR
PRINCIPAL                                                   VALUE
  AMOUNT                                                  (000'S)
-----------------------------------------------------------------
COMMON STOCKS - 97.9%

APPAREL RETAIL - 0.3%
    50,000   *American Eagle Outfitters, Inc.          $    1,309

APPLICATION SOFTWARE - 5.4%
   239,100   *CryptoLogic, Inc.                             4,244
   100,552   *J.D. Edwards & Co.                            1,654
   407,900   *MICROS Systems, Inc.                         10,238
   406,000   *PLATO Learning, Inc.                          6,744
    52,305   *Private Business, Inc.                           84

AUTO PARTS & EQUIPMENT - 0.9%
   200,300   Autoliv, Inc.                                  4,068

BANKS - 0.8%
   106,000   Doral Financial Corp.                          3,308

BIOTECHNOLOGY - 9.7%
   247,900   *Applied Molecular Evolution, Inc.             3,052
   555,000   *AtheroGenics, Inc.                            3,358
   308,200   *Bio-Technology General Corp.                  2,537
   250,000   *Cellegy Pharmaceuticals, Inc.                 2,145
   227,600   *Ista Pharmaceuticals, Inc.                    1,530
   476,900   *North American Scientific, Inc.               6,390
   150,900   *Novavax, Inc.                                 2,128
   225,000   *Pain Therapeutics, Inc.                       2,061
   176,000   *SangStat Medical Corp.                        3,457
   500,800   *Serologicals Corp.                           10,767
   284,200   *SuperGen, Inc.                                4,070

CASINOS & GAMING - 2.6%
   116,200   *International Game Technology                 7,936
    50,100   *Mikohn Gaming Corp.                             400
   264,200   *Station Casinos, Inc.                         2,956

CATALOG RETAIL - 0.3%
   495,200   *+Concepts Direct, Inc.                          792
   399,700   *+Provell, Inc.                                  656
SHARES OR
PRINCIPAL                                                   VALUE
  AMOUNT                                                  (000'S)
-----------------------------------------------------------------

DIVERSIFIED COMMERCIAL SERVICES - 15.7%
   169,100   Central Parking Corp.                     $    3,321
   251,000   *Corinthian Colleges, Inc.                    10,263
   206,500   *FirstService Corp.                            5,782
    97,900   *FTI Consulting, Inc.                          3,211
   224,520   *Iron Mountain, Inc.                           9,834
 1,144,775   *NCO Group, Inc.                              26,215
   235,300   *Rent-A-Center, Inc.                           7,899
   172,200   *ResortQuest International, Inc.                 820

DIVERSIFIED FINANCIAL SERVICES - 2.0%
 1,439,800   *+Rent-Way, Inc.                               8,624

DRUG RETAIL - 0.6%
    90,000   CVS Corp.                                      2,664

ELECTRIC UTILITIES - 1.2%
   300,000   *Calpine Corp.                                 5,037

ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.2%
   646,000   *Identix, Inc.                                 9,425

ENVIRONMENTAL SERVICES - 0.3%
   162,900   *Newpark Resources, Inc.                       1,287

FOOTWEAR - 0.5%
   160,100   *Steven Madden, Ltd.                           2,253

HEALTH CARE DISTRIBUTORS & SERVICES - 1.0%
   244,000   *MIM Corp.                                     4,343

HEALTH CARE EQUIPMENT - 15.1%
   140,500   *ABIOMED, Inc.                                 2,223
   125,000   *Aksys, Ltd.                                     581
   726,100   *Conceptus, Inc.                              17,136
   140,400   Datascope Corp.                                4,762
   525,040   *Endocare, Inc.                                9,414
   166,600   *INAMED Corp.                                  5,010
   247,100   *Lifeline Systems, Inc.                        5,913
   566,400   *Lumenis, Ltd.                                11,158
   246,900   *Physiometrix, Inc.                              538
   139,100   *SonoSite, Inc.                                3,574
   464,000   *SpectRx, Inc.                                 3,202
   315,800   *STAAR Surgical Co.                            1,216

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                    SAFECO RESOURCE SERIES TRUST
--------------------------------------------------------------------------------
                                                        PORTFOLIO OF INVESTMENTS

                                                 GROWTH OPPORTUNITIES PORTFOLIO

SHARES OR
PRINCIPAL                                                   VALUE
  AMOUNT                                                  (000'S)
-----------------------------------------------------------------

HEALTH CARE FACILITIES - 4.6%
   284,750   *Matria Healthcare, Inc.                  $    9,861
   318,850   *Prime Medical Services, Inc.                  1,543
   415,400   *Quidel Corp.                                  3,194
   553,477   *Res-Care, Inc.                                4,898

HEALTH CARE SUPPLIES - 4.4%
   625,200   *+PolyMedica Corp.                            10,378
   400,000   *Thoratec Corp.                                6,800
    84,000   *VIVUS, Inc.                                     409
    66,000   *Wright Medical Group, Inc.                    1,181

HOTELS - 1.2%
   734,900   *+Suburban Lodges of America, Inc.             5,034

INTEGRATED TELECOMMUNICATIONS SERVICES - 2.3%
   518,586   *RMH Teleservices, Inc.                        9,905

INTERNET RETAIL - 3.8%
   383,000   *TMP Worldwide, Inc.                          16,431

INTERNET SOFTWARE & SERVICES - 5.9%
   265,000   *Centra Software, Inc.                         2,120
 1,227,816   *InfoSpace, Inc.                               2,517
   378,500   *Stellent, Inc.                               11,188
   298,200   *Websense, Inc.                                9,563

IT CONSULTING & SERVICES - 1.1%
   483,900   *CIBER, Inc.                                   4,573

LEISURE PRODUCTS - 0.2%
   367,000   *+Travis Boats & Motors, Inc.                    712

OFFICE SERVICES & SUPPLIES - 4.4%
   558,800   *United Stationers, Inc.                      18,804

PAPER PACKAGING - 0.6%
   332,000   Intertape Polymer Group, Inc.                  2,756

PERSONAL PRODUCTS - 1.5%
   170,200   *Elizabeth Arden, Inc.                         2,599
   440,900   *Nu Skin Enterprises, Inc. (Class A)           3,858
SHARES OR
PRINCIPAL                                                   VALUE
  AMOUNT                                                  (000'S)
-----------------------------------------------------------------

PHARMACEUTICALS - 4.1%
   291,500   *American Pharmaceutical Partners, Inc.   $    6,063
   574,713   *Discovery Laboratories, Inc. (Illiquid)
             (acquired 10/01/01) ** ++                      1,914
   101,500   *Emisphere Technologies, Inc.                  3,239
   410,000   *+Nastech Pharmaceutical Co., Inc.             6,355

PROPERTY & CASUALTY INSURANCE - 0.4%
   235,000   Vesta Insurance Group, Inc.                    1,880

PUBLISHING & PRINTING - 0.3%
   300,500   *Mail-Well, Inc.                               1,232

SEMICONDUCTORS - 0.8%
   128,000   *PSi Technologies Holdings, Inc. (ADR)         1,171
   586,400   *SONICblue, Inc.                               2,369

SPECIALTY CHEMICALS - 0.2%
   140,400   *Eden Bioscience Corp.                           712

SPECIALTY STORES - 0.3%
   299,071   *Harold's Stores, Inc.                           374
   566,850   *+TRM Copy Centers Corp.                         765

SYSTEMS SOFTWARE - 0.6%
   110,600   *NYFIX, Inc.                                   2,214
   340,000   *Sphinx International, Inc.                      340

TELECOMMUNICATIONS EQUIPMENT - 0.1%
    92,700   *Innotrac Corp.                                  640

WIRELESS TELECOMMUNICATIONS SERVICES - 2.5%
   230,200   *American Tower Corp. (Class A)                2,180
   302,200   *Western Wireless Corp. (Class A)              8,537
                                                       ----------
TOTAL COMMON STOCKS  (COST $412,186)
                                                          419,898
                                                       ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2001
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

 GROWTH OPPORTUNITIES PORTFOLIO

SHARES OR
PRINCIPAL                                                   VALUE
  AMOUNT                                                  (000'S)
-----------------------------------------------------------------
WARRANTS - 1.3%

BIOTECHNOLOGY - 0.2%
    75,000   *Novavax, Inc.++                          $      600

HEALTH CARE EQUIPMENT - 0.2%
    49,880   *Endocare, Inc.++                                554
    92,800   *SpectRx, Inc.++                                 272

INTEGRATED TELECOMMUNICATIONS SERVICES - 0.6%
   172,862   *RMH Teleservices, Inc. ++                     2,580

PHARMACEUTICALS - 0.3%
   114,943   *Discovery Laboratories, Inc. (Illiquid)
             (acquired 10/01/01)**++                           68
   105,000   *Nastech Pharmaceutical Co., Inc.++            1,340
                                                       ----------
TOTAL WARRANTS (COST $22)                                   5,414
                                                       ----------
SHARES OR
PRINCIPAL                                                   VALUE
  AMOUNT                                                  (000'S)
-----------------------------------------------------------------

CASH EQUIVALENTS - 1.0%

INVESTMENT COMPANIES
 4,268,725   AIM Short-Term Investments Co. Liquid
             Assets Money Market Portfolio
             (Institutional Shares)                    $    4,269
                                                       ----------
TOTAL CASH EQUIVALENTS  (COST $4,269)
                                                            4,269
                                                       ----------
TOTAL INVESTMENTS - 100.2%  (TOTAL COST $416,477)
                                                          429,581
Other Assets, less Liabilities                             (1,568)
                                                       ----------
NET ASSETS                                             $  428,013
                                                       ==========

   *  Non-income producing security.
  ** Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to a "qualified institutional buyer". The total cost of such securities is $1,250,000 and the total value is .46% of net assets or $1,982,000.
   + Affiliated issuer as defined by the Investment Company Act of 1940 (the Fund controls 5% or more of the outstanding voting shares of the company). Total cost of such securities is $65,336,000.
  ++ Securities are valued at fair value as determined by, and under supervision of, the Board of Trustees.

                       SEE NOTES TO FINANCIAL STATEMENTS

                       REPORT FROM THE PORTFOLIO MANAGER
                         SAFECO RST NORTHWEST PORTFOLIO
                               December 31, 2001
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    The SAFECO RST Northwest Portfolio ended 2001 slightly ahead of the
S&P 500, which declined 11.88%; though it underperformed the Washington Mutual NW Index's 6.16% decline. On the year, versus the S&P 500, we benefited by our migration to smaller, more numerous positions in technology and other aggressive stocks, which overall had generally poor performance in 2001's down market. However, these higher-risk stocks had superior performance in the fourth and second quarters when the market was up. As the market marched upward into the year's end, our portfolio benefited by being overweight in semiconductors, namely Intel, TriQuint, Micron and PMC Sierra.
   As 2001 began, I was moving toward a more diversified portfolio. That definitely helped moderate the overall decline in the latest year. I continued to gradually nudge the portfolio's sector weights closer to those of the S&P 500, going outside the Northwest to add sectors that are underrepresented here, such as energy and healthcare. In the third quarter, I redeployed some technology investments to bring the energy weighting from zero to 5.2%, versus 6.1% in the S&P 500 at December 31. I also brought the portfolio modestly above a market weighting in the defensive healthcare group by adding Pfizer.

                            [PHOTO OF BILL WHITLOW]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2001

                                 1 YEAR   5 YEAR   SINCE INCEPTION*
SAFECO RST Northwest Portfolio  (10.64%)    9.64%             7.17%
S&P 500 Index                   (11.88%)   10.70%            13.56%
WM Group NW 50 Index             (6.16%)   15.55%            14.15%

INVESTMENT VALUE

               SAFECO RST
          NORTHWEST PORTFOLIO:  S&P 500 INDEX:  WM GROUP NW 50 INDEX:
1/7/93                 $10,000
1/31/93                $10,080         $10,000                $10,000
2/28/93                 $9,460         $10,136                 $9,675
3/31/93                 $9,710         $10,350                $10,062
4/30/93                 $9,400         $10,100                 $9,822
5/31/93                 $9,640         $10,369                $10,052
6/30/93                 $9,550         $10,400                 $9,823
7/31/93                 $9,500         $10,358                 $9,457
8/31/93                 $9,700         $10,750                 $9,832
9/30/93                 $9,800         $10,665                 $9,598
10/31/93                $9,920         $10,886                 $9,929
11/30/93                $9,980         $10,782                $10,129
12/31/93               $10,025         $10,913                $10,250
1/31/94                $10,227         $11,283                $10,548
2/28/94                $10,580         $10,977                $10,693
3/31/94                $10,297         $10,500                $10,303
4/30/94                $10,247         $10,634                $10,259
5/31/94                $10,136         $10,808                $10,400
6/30/94                 $9,995         $10,544                $10,071
7/31/94                $10,166         $10,889                $10,135
8/31/94                $10,610         $11,335                $10,705
9/30/94                $10,620         $11,058                $10,281
10/31/94               $10,731         $11,306                $10,205
11/30/94               $10,479         $10,895                $10,008
12/31/94               $10,391         $11,056                $10,049
1/31/95                $10,178         $11,343                $10,006
2/28/95                $10,340         $11,784                $10,362
3/31/95                $10,746         $12,131                $10,690
4/30/95                $10,767         $12,488                $10,999
5/31/95                $10,898         $12,987                $10,987
6/30/95                $11,446         $13,288                $11,642
7/31/95                $12,136         $13,728                $12,070
8/31/95                $12,390         $13,763                $12,287
9/30/95                $12,167         $14,343                $12,723
10/31/95               $11,873         $14,292                $12,413
11/30/95               $11,609         $14,919                $12,582
12/31/95               $11,162         $15,206                $12,719
1/31/96                $11,131         $15,723                $12,637
2/29/96                $11,440         $15,869                $12,914
3/31/96                $12,068         $16,022                $13,328
4/30/96                $12,366         $16,258                $14,114
5/31/96                $12,551         $16,677                $14,327
6/30/96                $12,294         $16,740                $14,251
7/31/96                $11,800         $16,001                $13,536
8/31/96                $12,119         $16,339                $14,192
9/30/96                $12,304         $17,258                $14,544
10/31/96               $11,996         $17,734                $14,428
11/30/96               $12,489         $19,073                $15,456
12/31/96               $12,551         $18,695                $15,802
1/31/97                $13,421         $19,863                $16,491
2/28/97                $13,400         $20,019                $16,782
3/31/97                $12,851         $19,198                $16,302
4/30/97                $13,235         $20,343                $17,014
5/31/97                $14,073         $21,580                $18,391
6/30/97                $14,871         $22,547                $19,243
7/31/97                $16,186         $24,340                $20,981
8/31/97                $15,761         $22,978                $20,284
9/30/97                $16,549         $24,235                $21,686
10/31/97               $15,772         $23,427                $20,234
11/30/97               $16,569         $24,510                $21,444
12/31/97               $16,445         $24,931                $20,941
1/31/98                $16,250         $25,206                $20,842
2/28/98                $17,906         $27,023                $22,954
3/31/98                $18,035         $28,406                $24,029
4/30/98                $18,511         $28,692                $24,211
5/31/98                $17,137         $28,199                $22,749
6/30/98                $17,505         $29,344                $24,155
7/31/98                $16,467         $29,032                $22,658
8/31/98                $13,188         $24,839                $19,025
9/30/98                $13,946         $26,430                $19,903
10/31/98               $14,833         $28,578                $22,106
11/30/98               $16,131         $30,310                $24,615
12/31/98               $16,921         $32,055                $27,555
1/31/99                $17,970         $33,396                $28,932
2/28/99                $17,278         $32,358                $28,501
3/31/99                $17,505         $33,653                $30,497
4/30/99                $17,895         $34,956                $31,708
5/31/99                $18,695         $34,130                $31,748
6/30/99                $20,134         $36,025                $33,218
7/31/99                $19,691         $34,900                $30,670
8/31/99                $19,723         $34,726                $30,575
9/30/99                $19,474         $33,774                $29,953
10/31/99               $21,497         $35,911                $31,511
11/30/99               $23,272         $36,644                $32,023
12/31/99               $26,164         $38,801                $35,217
1/31/00                $26,244         $36,852                $34,760
2/29/00                $29,175         $36,154                $36,155
3/31/00                $29,798         $39,691                $38,288
4/30/00                $26,164         $38,493                $34,767
5/31/00                $25,125         $37,703                $32,533
6/30/00                $28,356         $38,633                $33,576
7/31/00                $27,075         $38,032                $32,834
8/31/00                $28,402         $40,394                $35,245
9/30/00                $25,495         $38,262                $33,478
10/31/00               $25,552         $38,100                $34,483
11/30/00               $22,149         $35,096                $32,201
12/31/00               $22,256         $35,269                $34,686
1/31/01                $23,916         $36,520                $35,809
2/28/01                $21,415         $33,190                $32,200
3/31/01                $19,533         $31,088                $29,939
4/30/01                $20,328         $33,504                $32,577
5/31/01                $21,169         $33,728                $33,323
6/30/01                $21,754         $32,907                $33,500
7/31/01                $20,842         $32,583                $32,750
8/31/01                $19,673         $30,543                $31,143
9/30/01                $17,172         $28,078                $27,179
10/31/01               $17,908         $28,613                $28,677
11/30/01               $19,217         $30,808                $31,273
12/31/01               $19,888         $31,078                $32,549

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   Recognizing the Northwest economy is likely to experience a deeper recession than the nation, I've focused on companies that are not dependent on the region's economy. Starbucks, Costco, Washington Mutual, Pfizer, Tektronix and Microsoft and the other members of our top ten, all have geographically diverse markets.
   While I will ultimately maintain a strategy of overweighting sectors that I think drive the region's growth -- principally technology and trade -- I do not think now is the time to take aggressive positions in these, or any other areas. As I stated earlier, we own fewer aggressive growth stocks and have smaller positions in those that we do own. Indeed at yearend, the portfolio's tech weighting was 20.8% versus 18.7% for the S&P 500.
   Right now, my strategy is full-on diversification. Over the course of the year, our portfolio expanded from 40 to 52 names and the net assets concentrated in our top ten holdings declined from 51% to 34%. In addition to being invested across all industry sectors represented in the S&P, we are diversified across investment styles. At December 31, the portfolio was 52% large cap and 48% small to mid-cap; 62% of the stocks had growth characteristics and 38% were value.
   Though the Fund Portfolio is well diversified to weather choppy markets, it retains its pro-growth, pro-cyclical bias. I believe it has the potential to participate once the market improves. I expect that will take the form of a modest recovery in late 2002.

Bill Whitlow
-------------------------------------------

William B. Whitlow began his career at SAFECO in 1976 and left in 1980. Before rejoining SAFECO in April 1997 as Northwest Portfolio Manager, he was Director of Research at Pacific Crest Securities. He holds a B.A. in chemistry from the University of Colorado and an M.B.A. from the University of California at Berkeley. He is a Chartered Financial Analyst, a member of the Washington State Governor's Council of Economic Advisors, and a Vice President of SAFECO Asset Management Company.

 HIGHLIGHTS
-------------------------------------------

                                          PERCENT OF
TEN LARGEST HOLDINGS                      NET ASSETS
----------------------------------------------------
Starbucks Corp.  .............................. 4.0%
  (Restaurants)
Expeditors International of Washington, Inc. ...3.7
  (Air Freight & Couriers)
American Home Products Corp.  .................. 3.7
  (Pharmaceuticals)
Costco Wholesale Corp.  ........................ 3.7
  (General Merchandise Stores)
StanCorp Financial Group, Inc.  ................ 3.5
  (Life & Health Insurance)
Washington Mutual, Inc.  ....................... 3.4
  (Banks)
Microsoft Corp.  ............................... 3.3
  (Systems Software)
Pfizer, Inc.  .................................. 3.0
  (Pharmaceuticals)
Tektronix, Inc.  ............................... 2.9
  (Electrical Equipment & Instruments)
Safeway, Inc.  ................................. 2.8
  (Food -- Retail)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

MARKET CAPITALIZATION
AS A PERCENTAGE OF NET ASSETS

Large-Cap: (over $4 billion)        52.2%
Mid-Cap: ($1.5 billion-$4 billion)  12.1%
Small-Cap: (under $1.5 billion)     35.5%
Cash & Other                         0.2%

AS OF DECEMBER 31, 2001
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

 NORTHWEST PORTFOLIO

SHARES OR
PRINCIPAL                                                 VALUE
 AMOUNT                                                 (000'S)
---------------------------------------------------------------
COMMON STOCKS - 99.9%

AEROSPACE & DEFENSE - 2.3%
   35,500   Boeing Co.                                $   1,377

AIR FREIGHT & COURIERS - 3.7%
   39,000   Expeditors International of
            Washington, Inc.                              2,221

AIRLINES - 1.9%
   39,500   *Alaska Air Group, Inc.                       1,149

APPLICATION SOFTWARE - 4.0%
  226,200   *Captaris, Inc.                                 835
   20,720   *NetIQ Corp.                                    731
  139,500   *ONYX Software Corp.                            544
  290,000   *Primus Knowledge Solutions, Inc.               244

BANKS - 12.1%
   20,000   Bank of America Corp.                         1,259
   40,500   Pacific Northwest Bancorp                       829
   70,000   U.S. Bancorp                                  1,465
   53,000   Washington Banking Co.                          503
   62,000   Washington Mutual, Inc.                       2,027
   78,000   West Coast Bancorp, Inc.                      1,086

BIOTECHNOLOGY - 4.6%
   59,000   *Corixa Corp.                                   889
   63,500   *Dendreon Corp.                                 639
   43,000   *Immunex Corp.                                1,192

CATALOG RETAIL - 1.7%
   47,000   *Coldwater Creek, Inc.                          995

DIVERSIFIED CHEMICALS - 2.0%
   94,000   Penford Corp.                                 1,170

DIVERSIFIED COMMERCIAL SERVICES - 1.5%
   47,000   IMS Health, Inc.                                917

ELECTRIC UTILITIES - 3.9%
   50,000   Avista Corp.                                    663
   50,000   *Calpine Corp.                                  839
  141,000   *Montana Power Co.                              811

ELECTRICAL COMPONENTS & EQUIPMENT - 1.8%
   12,967   *Agilent Technologies, Inc.                     370
   33,000   *PMC-Sierra, Inc.                               702

ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.9%
   68,000   *Tektronix, Inc.                              1,753
SHARES OR
PRINCIPAL                                                 VALUE
 AMOUNT                                                 (000'S)
---------------------------------------------------------------

FOOD RETAIL - 5.3%
   72,000   *Kroger Co.                               $   1,503
   40,000   *Safeway, Inc.                                1,670

GENERAL MERCHANDISE STORES - 3.7%
   49,000   *Costco Wholesale Corp.                       2,175

HEALTH CARE EQUIPMENT - 1.9%
   45,000   *SonoSite, Inc.                               1,156

HEALTH CARE SUPPLIES - 1.2%
   63,000   *AVI BioPharma, Inc.                            688

INTEGRATED OIL & GAS - 1.9%
   24,500   BP, plc (ADR)                                 1,139

INTEGRATED TELECOMMUNICATIONS SERVICES - 1.4%
   58,500   Qwest Communications
            International, Inc.                             827

INTERNET SOFTWARE & SERVICES - 0.4%
  103,374   *InfoSpace, Inc.                                212

LEISURE PRODUCTS - 1.8%
   50,000   Ambassadors International, Inc.               1,049

LIFE & HEALTH INSURANCE - 3.5%
   44,500   StanCorp Financial Group, Inc.                2,103

MOVIES & ENTERTAINMENT - 0.8%
   81,000   *RealNetworks, Inc.                             481

NETWORKING EQUIPMENT - 2.0%
   48,927   *Avocent Corp.                                1,186

OIL & GAS DRILLING - 1.9%
   33,000   Transocean Sedco Forex, Inc.                  1,116

OIL & GAS EXPLORATION & PRODUCTION - 1.7%
   17,500   Anadarko Petroleum Corp.                        995

PERSONAL PRODUCTS - 1.9%
   35,500   *Direct Focus, Inc.                           1,108

PHARMACEUTICALS - 8.7%
   35,500   American Home Products Corp.                  2,178
   60,000   *Penwest Pharmaceuticals Co.                  1,203
   45,500   Pfizer, Inc.                                  1,813

                       SEE NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2001
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

 NORTHWEST PORTFOLIO

SHARES OR
PRINCIPAL                                                 VALUE
 AMOUNT                                                 (000'S)
---------------------------------------------------------------

RESTAURANTS - 4.0%
  125,000   *Starbucks Corp.                          $   2,381

SEMICONDUCTOR EQUIPMENT - 2.8%
   52,500   Intel Corp.                                   1,651

SEMICONDUCTORS - 2.4%
   29,500   *Micron Technology, Inc.                        915
   44,000   *TriQuint Semiconductor, Inc.                   539

SPECIALTY CHEMICALS - 0.6%
   74,000   *Eden Bioscience Corp.                          375

STEEL - 2.0%
   87,000   Schnitzer Steel Industries, Inc.              1,188

SYSTEMS SOFTWARE - 3.4%
   30,000   *Microsoft Corp.                              1,988

WIRELESS TELECOMMUNICATIONS SERVICES - 4.2%
   86,000   *AT&T Wireless Services, Inc.                 1,236
   44,200   *Western Wireless Corp. (Class A)             1,249
                                                      ---------
TOTAL COMMON STOCKS (COST $66,205)                       59,334
                                                      ---------
SHARES OR
PRINCIPAL                                                 VALUE
 AMOUNT                                                 (000'S)
---------------------------------------------------------------

CASH EQUIVALENTS - 0.3%

INVESTMENT COMPANIES
  202,173   AIM Short-Term Investments Co. Liquid
            Assets Money Market Portfolio
            (Institutional Shares)                    $     202
                                                      ---------
TOTAL CASH EQUIVALENTS (COST $202)                          202
                                                      ---------
TOTAL INVESTMENTS - 100.2%  (TOTAL COST $66,407)
                                                         59,536
Other Assets, less Liabilities                             (122)
                                                      ---------
NET ASSETS                                            $  59,414
                                                      =========

   *  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                       REPORT FROM THE PORTFOLIO MANAGER
                    SAFECO RST SMALL COMPANY VALUE PORTFOLIO
                               December 31, 2001
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    In a terrific year for small cap value stocks, the SAFECO RST Small Company Value Portfolio outperformed the asset class. The Portfolio came in substantially ahead of the Russell 2000 Value Index's 14.02% return for 2001. In fact, the Portfolio stayed ahead of the Index the entire year. That happened, in part, because we had very low exposure to technology in the first three quarters when that sector was simply abysmal, thus the Portfolio experienced a low level of earnings disappointments and stock "blow-ups."
   For the year, low P/E stocks outperformed high P/E and non-earnings stocks, and we were concentrated in the former. Some of our best-performing names did well by virtue of a defensive nature. For example, in retail stocks, I stuck with Regis Corp because, historically, salon industry sales -- and hair -- continue to grow during economic recessions. Landauer, the radiation monitoring business, was set to grow earnings this year regardless of the economy. It did and paid a sizable dividend as well.
   While a safe haven in the first three quarters of 2001, the financial services sector was among the poorest in the final quarter gaining "only" in the single digits. Still, financial services stocks continue to be the largest sector within the Portfolio and its benchmark index.

                             [PHOTO OF GREG EISEN]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2001

                                          1 YEAR  SINCE INCEPTION*
SAFECO RST Small Company Value Portfolio  21.15%             6.64%
Russell 2000 Index                         2.49%             9.24%
Russell 2000 Value Index                  14.02%            11.75%

INVESTMENT VALUE

              SAFECO RST SMALL                           RUSSELL 2000
          COMPANY VALUE PORTFOLIO:  RUSSELL 2000 INDEX:  VALUE INDEX:
4/30/97                    $10,000              $10,000       $10,000
5/31/97                    $10,680              $11,115       $10,796
6/30/97                    $11,230              $11,587       $11,342
7/31/97                    $12,010              $12,128       $11,819
8/31/97                    $12,240              $12,402       $12,006
9/30/97                    $13,450              $13,307       $12,805
10/31/97                   $12,920              $12,716       $12,456
11/30/97                   $12,840              $12,629       $12,593
12/31/97                   $12,840              $12,856       $13,020
1/31/98                    $12,757              $12,660       $12,784
2/28/98                    $14,006              $13,609       $13,557
3/31/98                    $15,495              $14,181       $14,107
4/30/98                    $16,162              $14,259       $14,177
5/31/98                    $15,443              $13,494       $13,675
6/30/98                    $15,100              $13,533       $13,598
7/31/98                    $13,506              $12,428       $12,533
8/31/98                     $9,549              $10,018       $10,570
9/30/98                     $9,997              $10,794       $11,167
10/31/98                    $9,726              $11,236       $11,498
11/30/98                    $9,893              $11,830       $11,810
12/31/98                   $10,278              $12,568       $12,180
1/31/99                    $10,611              $12,734       $11,903
2/28/99                     $9,955              $11,708       $11,091
3/31/99                     $9,414              $11,888       $10,999
4/30/99                     $9,331              $12,952       $12,003
5/31/99                     $9,404              $13,144       $12,372
6/30/99                     $9,622              $13,734       $12,820
7/31/99                     $9,789              $13,355       $12,516
8/31/99                     $9,341              $12,864       $12,058
9/30/99                     $9,372              $12,864       $11,817
10/31/99                    $9,424              $12,921       $11,581
11/30/99                   $10,664              $13,705       $11,641
12/31/99                   $11,861              $15,257       $11,999
1/31/00                    $11,372              $15,010       $11,685
2/29/00                    $12,267              $17,491       $12,399
3/31/00                    $12,476              $16,341       $12,457
4/30/00                    $12,028              $15,357       $12,531
5/31/00                    $11,143              $14,461       $12,340
6/30/00                    $11,726              $15,726       $12,700
7/31/00                    $11,320              $15,241       $13,123
8/31/00                    $12,194              $16,400       $13,710
9/30/00                    $11,851              $15,915       $13,632
10/31/00                   $10,966              $15,207       $13,584
11/30/00                   $10,320              $13,646       $13,307
12/31/00                   $11,147              $14,834       $14,737
1/31/01                    $12,733              $15,608       $15,144
2/28/01                    $12,170              $14,584       $15,123
3/31/01                    $11,710              $13,873       $14,881
4/30/01                    $12,493              $14,958       $15,569
5/31/01                    $12,712              $15,325       $15,970
6/30/01                    $13,192              $15,843       $16,621
7/31/01                    $12,660              $15,012       $16,240
8/31/01                    $12,504              $14,527       $16,184
9/30/01                    $11,418              $12,570       $14,397
10/31/01                   $12,107              $13,307       $14,773
11/30/01                   $12,608              $14,337       $15,835
12/31/01                   $13,504              $15,223       $16,804

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   In the fourth quarter, in a reversal of the full year's trend, stocks with higher price/ earnings valuations in the Russell 2000 Value Index, as well as the non-earning companies, performed best. The Portfolio was successful in surpassing its benchmark index, which was up 16.72%, for the quarter, in part because our technology stocks were big winners. Though only about 7% of net assets were invested in technology, the sector was the best performing sector in the fourth quarter.
   In part, the fourth quarter rally was a retracing of the losses following 9/11, yet the market continued upward through the end of the year, seemingly forecasting an end to the recession in the middle of 2002. To that end I am increasing the Portfolio's exposure to stocks that will benefit from the cyclical recovery. For example, the Portfolio is already overweight in transportation stocks, which tend to be early cycle performers and I am looking for opportunities to add basic industry exposure, as well as more capital goods companies. On the whole, I will continue to look for good businesses at low cost valuations across the small cap spectrum.

Greg Eisen
-------------------------------------------

Greg Eisen joined SAFECO in 1986. He is an Assistant Vice President of SAFECO Asset Management Company. He holds a B.A. from Rutgers University and is a Certified Public Accountant and a Chartered Financial Analyst.

 HIGHLIGHTS
-------------------------------------------

                                          PERCENT OF
TEN LARGEST HOLDINGS                      NET ASSETS
----------------------------------------------------
Regis Corp.  .................................. 3.3%
  (Specialty Stores)
MSCi, Inc.  .................................... 3.2
  (Computer Storage & Peripherals)
Florida Rock Industries  ....................... 3.1
  (Construction Materials)
Hooper Holmes, Inc.  ........................... 3.0
  (Health Care Dist. & Services)
Elcor Corp.  ................................... 2.7
  (Building Products)
First Ind Rlty (REIT) '00 ROC 8.91%  ........... 2.6
  (Real Estate Investment Trust)
Macatawa Bank Corp.  ........................... 2.6
  (Banks)
Forward Air Corp.  ............................. 2.6
  (Air Freight & Couriers)
Universal Corp.  ............................... 2.5
  (Tobacco)
Precision Castparts Corp.  ..................... 2.5
  (Diversified Metals & Mining)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

MARKET CAPITALIZATION
AS A PERCENTAGE OF NET ASSETS

Small-Cap:
Large (over $750 million)           36.5%
Medium ($250-$750 million)          30.3%
Small (under $250 million)          22.7%
Mid-Cap: ($1.5 billion-$4 billion)   5.3%
Large-Cap: (over $4 billion)         0.0%
Cash & Other:                        5.2%

AS OF DECEMBER 31, 2001
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

 SMALL COMPANY VALUE PORTFOLIO

  SHARES OR
  PRINCIPAL                                                   VALUE
   AMOUNT                                                   (000'S)
-------------------------------------------------------------------
COMMON STOCKS - 94.8%

AEROSPACE & DEFENSE - 1.5%
       15,100   *United Defense Industries, Inc.          $     318

AIR FREIGHT & COURIERS - 2.6%
       16,700   *Forward Air Corp.                              566

AUTO PARTS & EQUIPMENT - 2.0%
       19,500   Federal Signal Corp.                            434

BANKS - 14.6%
        9,500   Alabama National BanCorp                        320
       30,000   *BankUnited Financial Corp. (Class A)           446
       11,100   BostonFed Bancorp, Inc.                         268
       28,868   Camco Financial Corp.                           367
       28,600   Colonial BancGroup, Inc.                        403
       21,941   *Hanmi Financial Corp.                          318
       29,500   Macatawa Bank Corp.                             568
       17,050   *Pacific Union Bank                             176
       12,700   Riggs National Corp.                            177
        3,960   Southern Financial Bancorp, Inc.                105

BIOTECHNOLOGY - 1.0%
       36,550   *Paradigm Genetics, Inc.                        208

BUILDING PRODUCTS - 2.7%
       21,100   Elcor Corp.                                     586

CASINOS & GAMING - 1.6%
       41,400   *Mikohn Gaming Corp.                            331

CATALOG RETAIL - 2.1%
       18,700   *Insight Enterprises, Inc.                      460

COMPUTER STORAGE & PERIPHERALS - 3.3%
       30,300   *MCSi, Inc.                                     711

CONSTRUCTION MATERIALS - 4.4%
       18,650   Florida Rock Industries, Inc.                   682
        5,700   Martin Marietta Materials, Inc.                 266

CONSUMER FINANCE - 1.2%
       29,100   Cash America International, Inc.                247
  SHARES OR
  PRINCIPAL                                                   VALUE
   AMOUNT                                                   (000'S)
-------------------------------------------------------------------

DIVERSIFIED COMMERCIAL SERVICES - 5.7%
        7,800   *DeVry, Inc.                              $     222
      112,350   *International Aircraft Investors, Inc.         173
       12,800   *ITT Educational Services, Inc.                 472
       10,400   Landauer, Inc.                                  352

DIVERSIFIED FINANCIAL SERVICES - 2.3%
       84,000   *Rent-Way, Inc.                                 503

DIVERSIFIED METALS & MINING - 2.5%
       19,200   Precision Castparts Corp.                       542

HEALTH CARE DISTRIBUTORS & SERVICES - 3.0%
       72,900   Hooper Holmes, Inc.                             652

HEALTH CARE EQUIPMENT - 4.7%
       16,700   *INAMED Corp.                                   502
       19,700   *SonoSite, Inc.                                 506

HEALTH CARE FACILITIES - 2.0%
       13,600   *Province Healthcare Co.                        420

HOUSEWARES & SPECIALITIES - 2.0%
       12,300   Lancaster Colony Corp.                          437

INTEGRATED OIL & GAS - 1.6%
       18,200   World Fuel Services Corp.                       333

INTERNET SOFTWARE & SERVICES - 1.6%
       10,700   *Websense, Inc.                                 343

LIFE & HEALTH INSURANCE - 2.3%
       10,500   StanCorp Financial Group, Inc.                  496

MARINE - 1.9%
       29,500   Nordic American Tanker Shipping, Ltd.           409

METAL & GLASS CONTAINERS - 0.5%
       11,000   *Owens-Illinois, Inc.                           110

NETWORKING EQUIPMENT - 2.0%
       15,100   *Anixter International, Inc.                    438

OIL & GAS DRILLING - 1.2%
       10,950   *Patterson-UTI Energy, Inc.                     255

                       SEE NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2001
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

 SMALL COMPANY VALUE PORTFOLIO

  SHARES OR
  PRINCIPAL                                                   VALUE
   AMOUNT                                                   (000'S)
-------------------------------------------------------------------

PROPERTY & CASUALTY INSURANCE - 3.0%
       17,200   First American Corp.                      $     322
       11,600   LandAmerica Financial Group, Inc.               333

REAL ESTATE INVESTMENT TRUST - 8.3%
        7,800   Alexandria Real Estate Equities, Inc.           321
       11,200   Camden Property Trust                           411
       17,100   FBR Asset Investment Corp.                      481
       18,700   First Industrial Realty Trust, Inc.             582

RESTAURANTS - 0.0%
        7,000   *BRIAZZ, Inc.                                     7

SPECIALTY STORES - 3.3%
       27,900   Regis Corp.                                     719

STEEL - 1.9%
       29,200   Schnitzer Steel Industries, Inc.                399

TELECOMMUNICATIONS EQUIPMENT - 2.1%
       17,800   *Plantronics, Inc.                              456

TOBACCO - 2.6%
       15,200   Universal Corp.                                 553

TRUCKING - 3.3%
       15,100   *Arkansas Best Corp.                            435
        3,700   *Landstar System, Inc.                          268
                                                          ---------
TOTAL COMMON STOCKS (COST $18,119)                           20,409
                                                          ---------
  SHARES OR
  PRINCIPAL                                                   VALUE
   AMOUNT                                                   (000'S)
-------------------------------------------------------------------
PREFERRED STOCKS - 1.3%

ELECTRIC UTILITIES - 1.3%
        2,007   Massachusetts Electric Co.                $     135
        8,280   PSI Energy, Inc.                                143
                                                          ---------
TOTAL PREFERRED STOCKS (COST $292)                              278
                                                          ---------
CASH EQUIVALENTS - 5.3%

INVESTMENT COMPANIES
    1,081,845   AIM Short-Term Investments Co. Liquid
                Assets Money Market Portfolio
                (Institutional Shares)                        1,082
       70,865   Nations Money Market Reserves                    71
                                                          ---------
TOTAL CASH EQUIVALENTS  (COST $1,153)
                                                              1,153
                                                          ---------
TOTAL INVESTMENTS - 101.4%  (TOTAL COST $19,564)
                                                             21,840
Other Assets, less Liabilities                                 (242)
                                                          ---------
NET ASSETS                                                $  21,598
                                                          =========

   *  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                       REPORT FROM THE PORTFOLIO MANAGER
                           SAFECO RST BOND PORTFOLIO
                               December 31, 2001
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    For the calendar year 2001, SAFECO RST Bond Portfolio produced attractive total returns on an absolute and historical basis. Unfortunately, it failed to keep up with the Lehman Government-Corporate Bond Index's impressive 8.50%.
   Some of the underperformance is due to the fact that the Lehman Index has no fees or cash flow, while our Portfolio experiences the gravitational pull of an expense ratio. Most of the underperformance, however, came in the last quarter.
   I had the portfolio positioned to prosper in an environment of increased economic weakness and uncertainty. I believed the indicators released during the fourth quarter would point to a deepening recession, and that the consensus economic forecast would darken as the period progressed. Furthermore, I worried about the possibility of another terrorist attack. As a result, I had a large overweight in U.S. Agency securities and a corresponding underweight in corporate bonds. I also set the duration (sensitivity to changes in interest rates) slightly longer than benchmark.
   Through the first week of November this strategy was working well. Shortly thereafter came preliminary indications that the economy was moderating. Initial claims for unemployment stabilized, consumer sentiment began to rise and retail sales (spurred by 0% financing) grew by a record amount. Furthermore, perceived geopolitical risk was abating. Up to this point, the gloomy economic forecasts and the fear of more terrorist attacks had been

                           [PHOTO OF MICHAEL HUGHES]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2001

                                        1 YEAR   5 YEAR   10 YEAR
SAFECO RST Bond Portfolio                 7.28%    6.33%    6.33%
Lehman Brothers Gov't/Corp. Bond Index    8.50%    7.37%    7.27%

INVESTMENT VALUE

         SAFECO RST         LEHMAN BROTHERS
       BOND PORTFOLIO:  GOV'T/CORP. BOND INDEX:
12/91          $10,000                  $10,000
1/92            $9,935                   $9,852
2/92            $9,935                   $9,904
3/92            $9,870                   $9,850
4/92            $9,944                   $9,909
5/92           $10,111                  $10,101
6/92           $10,259                  $10,249
7/92           $10,500                  $10,511
8/92           $10,574                  $10,605
9/92           $10,787                  $10,750
10/92          $10,574                  $10,586
11/92          $10,509                  $10,576
12/92          $10,682                  $10,758
1/93           $10,919                  $10,992
2/93           $11,156                  $11,220
3/93           $11,216                  $11,258
4/93           $11,304                  $11,345
5/93           $11,285                  $11,339
6/93           $11,492                  $11,596
7/93           $11,541                  $11,670
8/93           $11,808                  $11,938
9/93           $11,877                  $11,980
10/93          $11,936                  $12,029
11/93          $11,749                  $11,893
12/93          $11,809                  $11,945
1/94           $11,979                  $12,125
2/94           $11,681                  $11,861
3/94           $11,437                  $11,571
4/94           $11,363                  $11,475
5/94           $11,363                  $11,454
6/94           $11,352                  $11,427
7/94           $11,490                  $11,655
8/94           $11,533                  $11,660
9/94           $11,427                  $11,484
10/94          $11,427                  $11,471
11/94          $11,416                  $11,450
12/94          $11,463                  $11,526
1/95           $11,620                  $11,747
2/95           $11,811                  $12,020
3/95           $11,879                  $12,100
4/95           $12,036                  $12,269
5/95           $12,485                  $12,783
6/95           $12,586                  $12,885
7/95           $12,497                  $12,836
8/95           $12,665                  $13,000
9/95           $12,800                  $13,132
10/95          $13,014                  $13,325
11/95          $13,272                  $13,544
12/95          $13,511                  $13,744
1/96           $13,547                  $13,829
2/96           $13,225                  $13,536
3/96           $13,093                  $13,422
4/96           $13,081                  $13,330
5/96           $13,105                  $13,308
6/96           $13,201                  $13,485
7/96           $13,237                  $13,517
8/96           $13,261                  $13,483
9/96           $13,392                  $13,723
10/96          $13,547                  $14,043
11/96          $13,714                  $14,302
12/96          $13,584                  $14,143
1/97           $13,622                  $14,159
2/97           $13,584                  $14,189
3/97           $13,420                  $14,021
4/97           $13,584                  $14,226
5/97           $13,685                  $14,358
6/97           $13,850                  $14,531
7/97           $14,241                  $14,975
8/97           $14,077                  $14,807
9/97           $14,305                  $15,040
10/97          $14,532                  $15,281
11/97          $14,545                  $15,361
12/97          $14,727                  $15,523
1/98           $14,980                  $15,741
2/98           $14,927                  $15,709
3/98           $14,967                  $15,758
4/98           $15,020                  $15,837
5/98           $15,207                  $16,007
6/98           $15,367                  $16,170
7/98           $15,354                  $16,183
8/98           $15,714                  $16,499
9/98           $16,127                  $16,971
10/98          $15,954                  $16,851
11/98          $15,980                  $16,952
12/98          $16,038                  $16,993
1/99           $16,122                  $17,114
2/99           $15,686                  $16,707
3/99           $15,743                  $16,790
4/99           $15,771                  $16,832
5/99           $15,546                  $16,658
6/99           $15,433                  $16,606
7/99           $15,377                  $16,560
8/99           $15,349                  $16,547
9/99           $15,504                  $16,696
10/99          $15,518                  $16,739
11/99          $15,504                  $16,730
12/99          $15,398                  $16,628
1/00           $15,383                  $16,623
2/00           $15,562                  $16,832
3/00           $15,771                  $17,075
4/00           $15,741                  $16,992
5/00           $15,711                  $16,976
6/00           $16,009                  $17,323
7/00           $16,144                  $17,507
8/00           $16,367                  $17,754
9/00           $16,501                  $17,821
10/00          $16,591                  $17,932
11/00          $16,859                  $18,239
12/00          $17,214                  $18,599
1/01           $17,450                  $18,911
2/01           $17,592                  $19,106
3/01           $17,687                  $19,194
4/01           $17,608                  $19,050
5/01           $17,687                  $19,159
6/01           $17,766                  $19,251
7/01           $18,144                  $19,731
8/01           $18,349                  $19,984
9/01           $18,538                  $20,168
10/01          $18,932                  $20,680
11/01          $18,617                  $20,340
12/01          $18,467                  $20,180

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

suppressing interest rates, like a beach ball held under water. Once these two influences subsided, the ball rocketed towards the surface. From November 7th to 21st, the yield on the 10-year U.S. Treasury note increased by over 80 basis points, resulting in a 6% decline in its price. It was the biggest two-week rout in the U.S. Treasury market in over 20 years. Adding insult to injury, investors sold U.S. Agency securities and bought corporate bonds, further eroding the value of my overweight in U.S. Agency securities.
   The final thing undermining the Portfolio's performance was that we held some of the very few corporate names that underperformed U.S. Treasuries. Ford, Qwest, and United Airlines paper cost the portfolio approximately .2% of total return. Fortunately, I avoided the biggest corporate blow of the quarter -- Enron.
   I have since moved the Portfolio to a more aggressive risk profile in anticipation of the eventual economic recovery. I sold off all of our U.S. Treasury holdings and reduced our exposure to U.S. Agency debentures, redeploying into premium mortgage-backed securities and corporate bonds. I concentrated corporate purchases in the lower end of the investment-grade spectrum in anticipation of a strong January effect. Finally, I decreased duration to slightly below benchmark to protect against the possibility of higher interest rates and adopted a more barbelled maturity profile in anticipation of a flatter U.S. Treasury yield curve (a graphic depiction of yields from short to long maturities).

Michael Hughes
-------------------------------------------

Michael Hughes joined SAFECO as a Portfolio Manager in January 1997. He began his investment career in 1983. He graduated magna cum laude with a B.S. in finance from the University of Colorado in Boulder and holds an M.B.A. from the University of Southern California in Los Angeles. He is a Chartered Financial Analyst and a Vice President of SAFECO Asset Management Company.

 HIGHLIGHTS
-------------------------------------------

Current Yield (30-day)..................          5.18%
Weighted Average Maturity...............     7.21 years

                                          PERCENT OF
BONDS BY TYPE                             NET ASSETS
----------------------------------------------------
U.S. Government Obligations.............    13.7%
Asset Backed Securities.................     6.5
Mortgage Backed Securities..............    43.4
Corporate Bonds.........................    30.4
Other...................................     6.0
                                            ----
                                           100.0%
                                            ====

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PORTFOLIO CREDIT QUALITY
AS A PERCENTAGE OF NET ASSETS

AAA                    65.8%
AA                      5.2%
A                      10.5%
BBB                    11.6%
Cash and Other Assets   6.9%

AS OF DECEMBER 31, 2001
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

 BOND PORTFOLIO

PRINCIPAL
 AMOUNT                                                   VALUE
 (000'S)                                                (000'S)
---------------------------------------------------------------
ASSET BACKED SECURITIES - 6.5%

CONSUMER FINANCE - 3.4%
$     650   MBNA Master Credit Card Trust
            6.60%, due 11/15/04                       $     663
      845   World Omni Auto Receivables Trust
            4.49%, due 8/20/08                              843

DIVERSIFIED FINANCIAL SERVICES - 1.7%
       74   American Southwest Financial Securities
            Corp. Series 1995-C1 (Class A1B)
            7.40%, due 11/17/04                              77
      660   CNH Equipment Trust
            7.34%, due 2/15/07                              697

ELECTRIC UTILITIES - 1.1%
      485   ComEd Transitional Funding Trust
            5.63%, due 6/25/09                              495

MOTORCYCLE MANUFACTURERS - 0.3%
      118   Harley Davidson Eaglemark Motorcycle
            Trust
            7.07%, due 11/15/04                             120
                                                      ---------
TOTAL ASSET BACKED SECURITIES  (COST $2,843)
                                                          2,895
                                                      ---------
CORPORATE BONDS - 30.4%

AIR FREIGHT & COURIERS - 0.8%
      320   Federal Express Corp.
            6.625%, due 2/12/04                             335

AIRLINES - 2.2%
      380   Delta Air Lines, Inc.
            7.11%, due 9/18/11                              368
      651   United Air Lines
            7.783%, due 1/01/14                             620
PRINCIPAL
 AMOUNT                                                   VALUE
 (000'S)                                                (000'S)
---------------------------------------------------------------

ALTERNATIVE CARRIERS - 0.9%
$     395   #Sprint Capital Corp. (144A)
            6.00%, due 1/15/07 (acquired 10/30/01)    $     392

AUTO PARTS & EQUIPMENT - 0.8%
      370   Delphi Automotive Systems Corp.
            6.55%, due 5/15/06                              370

BANKS - 0.9%
      390   Wachovia Corp.
            4.95%, due 11/01/06                             383

BROADCASTING & CABLE TV - 0.8%
      330   Comcast Cable Corp.
            6.375%, due 1/30/06                             335

CANADIAN PROVINCES - 1.7%
      765   British Columbia
            (Province of)
            5.375%, due 10/29/08                            761

COMPUTER HARDWARE - 1.0%
      440   Hewlett-Packard Co.
            5.75%, due 12/15/06                             436

CONSUMER FINANCE - 2.8%
      455   American General Finance Corp.
            5.875%, due 7/14/06                             462
      395   Boeing Capital Corp.
            5.75%, due 2/15/07                              394
      385   Household Finance Corp.
            7.875%, due 3/01/07                             414

DIVERSIFIED CHEMICALS - 1.5%
      675   Dow Chemical Co.
            5.75%, due 12/15/08                             674

                       SEE NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2001
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

 BOND PORTFOLIO

PRINCIPAL
 AMOUNT                                                   VALUE
 (000'S)                                                (000'S)
---------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - 5.1%
$     420   Credit Suisse First Boston USA, Inc.
            6.125%, due 11/15/11                      $     410
      655   #Erac USA Finance Co.
            8.00%, due 1/15/11 (144A) (acquired
            1/09/01)                                        659
      395   Ford Motor Credit Co.
            7.25%, due 10/25/11                             384
      435   John Hancock Financial Services, Inc.
            5.625%, due 12/01/08                            429
      410   Lehman Brothers Holdings, Inc.
            6.25%, due 4/01/03                              424

ELECTRIC UTILITIES - 3.5%
      470   Avista Corp.
            7.75%, due 1/01/07                              468
      545   Central Power & Light Co.
            7.50%, due 12/01/02                             566
      315   National Rural Utilities Cooperative
            Finance Corp.
            5.25%, due 7/15/04                              321
      235   #Peco Energy Co. (144A)
            5.95%, due 11/01/11 (acquired 10/24/01)         228

GENERAL MERCHANDISE STORES - 0.7%
      310   Sears Roebuck & Co.
            6.25%, due 1/15/04                              320

INTEGRATED OIL & GAS - 1.5%
      370   Pemex Project Funding Master Trust
            9.125%, due 10/13/10                            392
      270   USX Corp.
            6.85%, due 3/01/08                              281

INTEGRATED TELECOMMUNICATIONS SERVICES - 3.5%
      720   Qwest Communications
            International, Inc.
            7.25%, due 2/15/11                              702
      535   #Verizon Wireless, Inc. (144A)
            5.375%, due 12/15/06 (acquired 12/12/01)        533
      325   Worldcom, Inc.
            8.00%, due 5/15/06                              346
PRINCIPAL
 AMOUNT                                                   VALUE
 (000'S)                                                (000'S)
---------------------------------------------------------------

OIL & GAS EQUIPMENT & SERVICES - 0.6%
$     260   Kinder Morgan Energy Partners
            6.75%, due 3/15/11                        $     260

TRUCKING - 1.0%
      440   Hertz Corp.
            7.00%, due 7/01/04                              451

WIRELESS TELECOMMUNICATIONS SERVICES - 1.1%
      455   TCI Communications, Inc.
            8.65%, due 9/15/04                              491
                                                      ---------
TOTAL CORPORATE BONDS  (COST $13,606)
                                                         13,609
                                                      ---------
MORTGAGE BACKED SECURITIES - 43.4%

COLLATERALIZED MORTGAGE OBLIGATION (CMO) - 2.3%
    1,000   6.50%, due 2/14/41                            1,030

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 38.2%
      171   8.00%, due 4/01/08                              181
      493   7.00%, due 3/01/12                              513
      394   6.50%, due 1/01/15                              403
      424   6.00%, due 6/01/15                              427
      174   9.50%, due 2/01/21                              193
      192   6.00%, due 1/01/29                              189
      418   8.00%, due 2/01/29                              442
      979   6.50%, due 7/01/29                              984
      776   6.00%, due 9/01/29                              764
      414   8.00%, due 2/01/30                              435
      311   8.00%, due 2/01/30                              327
      122   8.00%, due 4/01/30                              128
      396   8.00%, due 7/01/30                              415
      926   8.00%, due 10/01/30                             970
    1,487   6.50%, due 2/01/31                            1,491
    2,393   6.00%, due 3/01/31                            2,343
    4,500   8.00%, due 3/01/31                            4,727
      813   6.50%, due 5/01/31                              814
      192   8.00%, due 5/01/31                              202
    1,201   6.50%, due 6/01/31                            1,203

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                    SAFECO RESOURCE SERIES TRUST
--------------------------------------------------------------------------------
                                                        PORTFOLIO OF INVESTMENTS

                                                                 BOND PORTFOLIO

PRINCIPAL
 AMOUNT                                                   VALUE
 (000'S)                                                (000'S)
---------------------------------------------------------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
(GNMA) - 2.9%
$     308   6.00%, due 8/15/13                        $     313
       35   6.00%, due 4/15/14                               36
      653   7.00%, due 4/15/28                              668
      258   7.75%, due 11/15/29                             269
                                                      ---------
TOTAL MORTGAGE BACKED SECURITIES  (COST $19,148)
                                                         19,467
                                                      ---------
U.S. GOVERNMENT OBLIGATIONS - 13.7%

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 10.6%
    4,540   6.625%, due 11/15/30                          4,750

U.S. FEDERAL AGENCY NOTES - 3.1%
    1,375   5.75%, due 2/15/08                            1,408
                                                      ---------
TOTAL U.S. GOVERNMENT OBLIGATIONS  (COST $6,231)
                                                          6,158
                                                      ---------
PRINCIPAL
 AMOUNT                                                   VALUE
 (000'S)                                                (000'S)
---------------------------------------------------------------

CASH EQUIVALENTS - 5.3%

INVESTMENT COMPANIES
$   2,236   AIM Short-Term Investments Co. Liquid
            Assets Money Market Portfolio
            (Institutional Shares)                    $   2,236
      151   Nations Money Market Reserves                   151
                                                      ---------
TOTAL CASH EQUIVALENTS  (COST $2,387)
                                                          2,387
                                                      ---------
TOTAL INVESTMENTS - 99.3%  (TOTAL COST $44,215)
                                                         44,516
Other Assets, less Liabilities                              331
                                                      ---------
NET ASSETS                                            $  44,847
                                                      =========

   # Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to a "qualified institutional buyer". The total cost of such securities is $1,814,000 and the total value is $1,812,126, or 4.0% of net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS

                       REPORT FROM THE PORTFOLIO MANAGER
                       SAFECO RST MONEY MARKET PORTFOLIO
                               December 31, 2001
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   Returning 3.75% for the year, the SAFECO RST Money Market Portfolio outperformed the just under 1.55% year-over-year increase in the Consumer Price Index (CPI). While 11 cuts in the Federal Funds overnight rate brought it to its lowest level in 40 years, and the Portfolio's seven-day yield fell to 1.60% at December 31, 2001, we still beat the CPI because inflation also remains low.
   SAFECO RST Money Market Portfolio continued to benefit from the relatively high yields of longer maturity securities we purchased in early 2001. Although I typically purchase some securities in the one-year maturity range, which gives the Portfolio a higher average maturity than comparable funds, I saw little value in the one-year sector at rates of 2.50% or less. Thus, I concentrated purchases in short and intermediate maturities. The average maturity of the Portfolio was 59 days at yearend.
   The Portfolio also benefited from paring down its allocation of commercial paper. In the face of record cash flows into money market funds in 2001 (over $400 billion according to AMG Data Services), available commercial paper dropped by 11%. As a result, commercial paper was in high demand and traded very rich (low yields relative to the market). However, we were able to pick up significant yield by going to short corporate coupon bonds. As a result, at yearend, the Portfolio held 49% short corporate bonds and only 32% commercial paper.
   For the first time in over a year, floating rate notes became attractive in the fourth quarter. I made several purchases because I believe the Fed is near completion of its easing cycle. When the market perceives that rate increases are imminent, floating rate notes should perform well by resetting at higher rates. At the end of the year, the Portfolio held 36% floating rate notes and 64% fixed rate securities.
   The Fed is likely finished or nearly finished with their aggressive 2001 easing cycle of eleven interest rate cuts resulting in an overnight Fed Funds rate of 1.75%. We think the economy will begin to recover from the current recession in the second half of 2002 and that the Fed will begin tightening. As in 2001, achieving good performance in money market funds in 2002 will be highly dependent on accurately predicting Fed policy.

                             [PHOTO OF LESLEY FOX]

Lesley Fox

-------------------------------------------

Lesley Fox joined SAFECO Asset Management Company in April 2000 as a Portfolio Manager. She spent the previous five years managing $3.5 billion in short-term funds for King County, Washington. Fox earned her M.B.A., Finance, at George Washington University. She is an Assistant Vice President of SAFECO Asset Management Company.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW AND HIGHLIGHTS

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2001

                                   1 YEAR   5 YEAR   10 YEAR
SAFECO RST Money Market Portfolio    3.75%    4.85%    4.42%

WEIGHTED AVERAGE MATURITY  59 DAYS  7 DAY YIELD  1.60%

AS OF DECEMBER 31, 2001
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

 MONEY MARKET PORTFOLIO

PRINCIPAL
 AMOUNT                                                   VALUE
 (000'S)                                                (000'S)
---------------------------------------------------------------
COMMERCIAL PAPER - 31.3%

ASSET BACKED - 14.3%
$   1,500   Apreco, Inc.
            1.86%, due 1/04/02                        $   1,500
    1,600   Ciesco L.P.
            2.00%, due 1/04/02                            1,600
    1,500   Corporate Asset Funding Co.
            1.85%, due 1/29/02                            1,498

CONSUMER FINANCE - 7.7%
    1,000   Cooperative Association of Tractor
            Dealers
            1.95%, due 1/09/02                              999
    1,500   Moat Funding LLC
            1.89%, due 1/29/02                            1,498

DIVERSIFIED FINANCIAL SERVICES - 4.6%
    1,500   Receivables Capital Corp.
            1.85%, due 1/09/02                            1,499

UTILITIES (ELECTRIC) - 4.7%
    1,500   National Rural Utilities Cooperative
            Finance Corp.
            2.00%, due 1/25/02                            1,498
                                                      ---------
TOTAL COMMERCIAL PAPER  (COST $10,092)
                                                         10,092
                                                      ---------
CORPORATE BONDS - 48.3%

ASSET BACKED - 4.7%
    1,500   #K2 (USA) LLC (144A)
            1.951%, due 12/09/02 (acquired 12/03/01)      1,500

BANKS - 8.7%
      735   Banc One Corp
            7.25%, due 8/01/02                              747
    1,000   BankAmerica Corp.
            7.75%, due 7/15/02                            1,030
    1,000   PNC Funding Corp.
            6.95%, due 9/01/02                            1,020

BREWERS - 3.0%
      970   New Belgium Brewery Co.
            2.15%, due 7/01/15 Put Date 1/03/02             970
PRINCIPAL
 AMOUNT                                                   VALUE
 (000'S)                                                (000'S)
---------------------------------------------------------------

CONSUMER FINANCE - 15.4%
$   1,500   Countrywide Funding Corp.
            8.25%, due 7/15/02                        $   1,544
    1,000   Ford Motor Credit Co.
            6.50%, due 2/28/02                            1,002
      400   Ford Motor Credit Co.
            8.20%, due 2/15/02                              402
    1,000   Merrill Lynch & Co., Inc.
            1.92125%, due 1/08/02                         1,000
    1,000   Salomon Smith Barney Holdings, Inc.
            2.305%, due 08/07/02                          1,001

DIVERSIFIED FINANCIAL SERVICES - 9.4%
    1,000   CIT Group, Inc.
            6.50%, due 6/14/02                            1,019
    1,000   Goldman Sachs Group, Inc.
            2.05%, due 1/14/03                            1,000
    1,000   Lehman Brothers Holdings, Inc.
            8.875%, due 3/01/02                           1,006

GENERAL MERCHANDISE STORES - 3.1%
    1,000   Racetrac Capital, LLC
            2.13%, due 4/01/18 Put Date 1/02/02           1,000

LIFE & HEALTH INSURANCE - 4.0%
    1,300   Allmerica Financial
            2.29%, due 8/05/04 Put Date 2/05/02           1,300
                                                      ---------
TOTAL CORPORATE BONDS  (COST $15,541)
                                                         15,541
                                                      ---------
MUNICIPAL BONDS - 11.0%

HOTELS - 3.1%
    1,000   Tenderfoot Seasonal Housing Facilities
            Revenue
            1.976%, due 7/01/35 Put Date 1/03/02          1,000

                       SEE NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2001
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

 MONEY MARKET PORTFOLIO

PRINCIPAL
 AMOUNT                                                   VALUE
 (000'S)                                                (000'S)
---------------------------------------------------------------

MANAGED HEALTH CARE - 7.9%
$   1,270   Maryland Health and Higher Education
            Facilities Authority Revenue (University
            of Maryland Medical System)
            2.00%, due 7/01/29 Put Date 1/02/02       $   1,270
    1,285   Maryland Health and Higher Education
            Facilities Authority Revenue
            2.00%,due 1/01/28 Put Date 1/02/02            1,285
                                                      ---------
TOTAL MUNICIPAL BONDS (COST $3,555)                       3,555
                                                      ---------
PRINCIPAL
 AMOUNT                                                   VALUE
 (000'S)                                                (000'S)
---------------------------------------------------------------

CASH EQUIVALENTS - 7.9%

INVESTMENT COMPANIES
$   1,612   AIM Short-Term Investments Co. Liquid
            Assets Money Market Portfolio
            (Institutional Shares)                    $   1,612
      943   Nations Money Market Reserves                   943
                                                      ---------
TOTAL CASH EQUIVALENTS  (COST $2,555)
                                                          2,555
                                                      ---------
TOTAL INVESTMENTS - 98.5%  (TOTAL COST $31,743)
                                                         31,743
Other Assets, less Liabilities                              517
                                                      ---------
NET ASSETS                                            $  32,260
                                                      =========

      If a Put date is indicated, the Portfolio has a right to sell a specified underlying security at an exercise price equal to the amortized cost of the underlying security plus interest, if any, as of that date.

      Securities with a maturity of more than thirteen months have variable rates and/or demand features which qualify them as short-term securities. Rates shown are those in effect on 12/31/01. These rates change periodically based on specified market rate or indices.

   # Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to a "qualified institutional buyer". The total cost of such securities is $1,500,000 and the total value is $1,500,000, or 4.6% of net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      This page left blank intentionally.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                          SAFECO Resource Series Trust
                            As of December 31, 2001

                                                                   PORTFOLIOS
                                          -------------------------------------------------------------
                                                                                SMALL
(IN THOUSANDS,                                             GROWTH             COMPANY             MONEY
EXCEPT PER-SHARE AMOUNTS)                   EQUITY  OPPORTUNITIES  NORTHWEST    VALUE     BOND   MARKET
-------------------------------------------------------------------------------------------------------
ASSETS
Investments, at Cost                      $345,916  $     416,477  $  66,407  $19,564  $44,215  $31,743
                                          ========  =============  =========  =======  =======  =======
Investments, at Value:
  Unaffiliated Issuers                    $422,495  $     396,265  $  59,536  $21,840  $44,516  $31,743
  Affiliated Issuers                            --         33,316         --       --       --       --
                                          --------  -------------  ---------  -------  -------  -------
    Total Investments at Value             422,495        429,581     59,536   21,840   44,516   31,743
Collateral for Securities Loaned, at
  Fair Value                                 8,214        104,986     14,144    4,270    1,567       --
Receivables:
  Trust Shares Sold                            246            248         40       50        7      522
  Dividends and Interest                       256             21         20       54      421      242
  From Advisor                                  --             --         --       17       --       --
                                          --------  -------------  ---------  -------  -------  -------
      Total Assets                         431,211        534,836     73,740   26,231   46,511   32,507

LIABILITIES
  Trust Shares Redeemed                        984          1,019        143       18       69      225
  Investment Securities Purchased               --            550         --      330       --       --
  Dividends                                     --             --         --       --       --        3
  Investment Advisory Fees                     257            250         36       15       27       17
  Payable Upon Return of Securities
    Loaned                                   8,214        104,986     14,144    4,270    1,567       --
  Other                                         56             18          3       --        1        2
                                          --------  -------------  ---------  -------  -------  -------
      Total Liabilities                      9,511        106,823     14,326    4,633    1,664      247
                                          --------  -------------  ---------  -------  -------  -------
NET ASSETS                                $421,700  $     428,013  $  59,414  $21,598  $44,847  $32,260
                                          ========  =============  =========  =======  =======  =======
TRUST SHARES OUTSTANDING                    17,071         19,553      3,496    1,687    4,032   32,260
                                          ========  =============  =========  =======  =======  =======
NET ASSET VALUE PER SHARE
  (Net assets divided by Trust shares
    outstanding)                          $  24.70  $       21.89  $   16.99  $ 12.81  $ 11.12  $  1.00
                                          ========  =============  =========  =======  =======  =======
ANALYSIS OF NET ASSETS
  Paid in Capital (Par Value $.001,
    Unlimited Shares Authorized)          $355,242  $     413,599  $  67,450  $19,760  $45,143  $32,260
  Distributable Earnings                    66,458         14,414     (8,036)   1,838     (296)      --
                                          --------  -------------  ---------  -------  -------  -------
  Net Assets                              $421,700  $     428,013  $  59,414  $21,598  $44,847  $32,260
                                          ========  =============  =========  =======  =======  =======

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            STATEMENT OF OPERATIONS
                          SAFECO Resource Series Trust
                      For the Year Ended December 31, 2001

                                                                  PORTFOLIOS
                                          -----------------------------------------------------------
                                                                                SMALL
                                                           GROWTH             COMPANY           MONEY
(IN THOUSANDS)                              EQUITY  OPPORTUNITIES  NORTHWEST    VALUE    BOND  MARKET
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends                               $  5,882  $         329  $     494  $   306  $   --  $   --
  Interest                                     716            487         74       63   2,585   1,333
  Income from Securities Loaned, net            24            120         40       10       3      --
                                          --------  -------------  ---------  -------  ------  ------
    Total Investment Income                  6,622            936        608      379   2,588   1,333
EXPENSES
  Investment Advisory                        3,340          2,758        480      145     302     196
  Legal and Auditing                            33             31         22       20      21      21
  Custodian                                     28             29         10       11       7      11
  Trustees                                       9              8          7        6       6       6
  Other                                         91             79          7        3      --      --
                                          --------  -------------  ---------  -------  ------  ------
    Total Expenses Before Expense
     Reimbursement                           3,501          2,905        526      185     336     234
  Expense Reimbursement From Advisor            --             --         --      (21)     --      --
                                          --------  -------------  ---------  -------  ------  ------

    Total Expenses After Expense
     Reimbursement                           3,501          2,905        526      164     336     234
                                          --------  -------------  ---------  -------  ------  ------

NET INVESTMENT INCOME (LOSS)                 3,121         (1,969)        82      215   2,252   1,099
                                          ========  =============  =========  =======  ======  ======
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net Realized Gain (Loss) from:
  Investments in Unaffiliated Issuers       (8,113)         8,621     (1,162)     119     939      --
  Investments in Affiliated Issuers             --          2,099         --       --      --      --
                                          --------  -------------  ---------  -------  ------  ------
        Total Net Realized Gain (Loss)      (8,113)        10,720     (1,162)     119     939      --
  Net Change in Unrealized Appreciation
    (Depreciation)                         (42,678)        58,375     (6,885)   3,090    (409)     --
                                          --------  -------------  ---------  -------  ------  ------
NET GAIN (LOSS) ON INVESTMENTS             (50,791)        69,095     (8,047)   3,209     530      --
                                          --------  -------------  ---------  -------  ------  ------
NET CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS                              $(47,670) $      67,126  $  (7,965) $ 3,424  $2,782  $1,099
                                          ========  =============  =========  =======  ======  ======

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS
                          SAFECO Resource Series Trust

                                                          PORTFOLIOS
                                          ------------------------------------------
                                                 EQUITY         GROWTH OPPORTUNITIES
                                          --------------------  --------------------
(IN THOUSANDS)                                2001*      2000*      2001*      2000*
------------------------------------------------------------------------------------
OPERATIONS
  Net Investment Income (Loss)            $   3,121  $   3,915  $  (1,969) $  (2,191)
  Net Realized Gain (Loss) on
    Investments                              (8,113)    (2,009)    10,720     42,120
  Net Change in Unrealized Appreciation
    (Depreciation)                          (42,678)   (67,394)    58,375    (65,480)
                                          ---------  ---------  ---------  ---------
  Net Change in Net Assets Resulting
    from Operations                         (47,670)   (65,488)    67,126    (25,551)

DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net Investment Income                      (3,130)    (3,913)        --         --
  Net Realized Gain on Investments               --         --     (9,381)   (38,705)
                                          ---------  ---------  ---------  ---------
    Total Distributions                      (3,130)    (3,913)    (9,381)   (38,705)

NET TRUST SHARE TRANSACTIONS                (37,963)   (67,214)    15,336     73,463
                                          ---------  ---------  ---------  ---------
TOTAL CHANGE IN NET ASSETS                  (88,763)  (136,615)    73,081      9,207

NET ASSETS AT BEGINNING OF PERIOD           510,463    647,078    354,932    345,725
                                          ---------  ---------  ---------  ---------
NET ASSETS AT END OF PERIOD               $ 421,700  $ 510,463  $ 428,013  $ 354,932
                                          =========  =========  =========  =========
------------------------------------------------------------------------------------
OTHER INFORMATION

INCREASE (DECREASE) IN PORTFOLIO SHARES
  AND AMOUNTS
SHARES:
  Subscriptions                               2,896      4,782      6,860      7,523
  Reinvestments                                 127        142        455      2,058
  Redemptions                                (4,538)    (7,196)    (6,630)    (6,079)
                                          ---------  ---------  ---------  ---------
    Net Change                               (1,515)    (2,272)       685      3,502
                                          =========  =========  =========  =========
AMOUNTS:
  Subscriptions                           $  73,772  $ 141,872  $ 136,431  $ 174,369
  Reinvestments                               3,130      3,913      9,381     38,705
  Redemptions                              (114,865)  (212,999)  (130,476)  (139,611)
                                          ---------  ---------  ---------  ---------
    Net Change                            $ (37,963) $ (67,214) $  15,336  $  73,463
                                          =========  =========  =========  =========

--------------------------------------------------------------------------------

   *  For the year ended December 31,

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                             PORTFOLIOS
                                          --------------------------------------------------------------------------------
                                              NORTHWEST       SMALL COMPANY VALUE          BOND            MONEY MARKET
                                          ------------------  --------------------  ------------------  ------------------
                                             2001*     2000*      2001*      2000*     2001*     2000*     2001*     2000*
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS
  Net Investment Income (Loss)            $     82  $    (95)  $   215    $    32   $  2,252  $  1,996  $  1,099  $  1,448
  Net Realized Gain (Loss) on
    Investments                             (1,162)    1,004       119      1,723        939      (232)       --        --
  Net Change in Unrealized Appreciation
    (Depreciation)                          (6,885)  (15,894)    3,090     (2,667)      (409)    1,964        --        --
                                          --------  --------   -------    -------   --------  --------  --------  --------
  Net Change in Net Assets Resulting
    from Operations                         (7,965)  (14,985)    3,424       (912)     2,782     3,728     1,099     1,448

DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net Investment Income                        (82)       --      (215)       (32)    (2,279)   (1,995)   (1,099)   (1,448)
  Net Realized Gain on Investments              --    (1,008)       --         --         --        --        --        --
                                          --------  --------   -------    -------   --------  --------  --------  --------
    Total Distributions                        (82)   (1,008)     (215)       (32)    (2,279)   (1,995)   (1,099)   (1,448)

NET TRUST SHARE TRANSACTIONS                (9,302)   44,832     4,190      1,089      7,601     6,879     5,026    (1,901)
                                          --------  --------   -------    -------   --------  --------  --------  --------
TOTAL CHANGE IN NET ASSETS                 (17,349)   28,839     7,399        145      8,104     8,612     5,026    (1,901)

NET ASSETS AT BEGINNING OF PERIOD           76,763    47,924    14,199     14,054     36,743    28,131    27,234    29,135
                                          --------  --------   -------    -------   --------  --------  --------  --------
NET ASSETS AT END OF PERIOD               $ 59,414  $ 76,763   $21,598    $14,199   $ 44,847  $ 36,743  $ 32,260  $ 27,234
                                          ========  ========   =======    =======   ========  ========  ========  ========
--------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION

INCREASE (DECREASE) IN PORTFOLIO SHARES
  AND AMOUNTS
SHARES:
  Subscriptions                                846     3,589       757        335      1,588     1,683    76,105    66,078
  Reinvestments                                  5        53        17          3        205       183     1,091     1,461
  Redemptions                               (1,387)   (1,722)     (417)      (242)    (1,125)   (1,224)  (72,170)  (69,440)
                                          --------  --------   -------    -------   --------  --------  --------  --------
    Net Change                                (536)    1,920       357         96        668       642     5,026    (1,901)
                                          ========  ========   =======    =======   ========  ========  ========  ========
AMOUNTS:
  Subscriptions                           $ 14,753  $ 83,121   $ 8,952    $ 3,764   $ 18,157  $ 18,038  $ 76,105  $ 66,078
  Reinvestments                                 82     1,008       215         32      2,279     1,995     1,091     1,461
  Redemptions                              (24,137)  (39,297)   (4,977)    (2,707)   (12,835)  (13,154)  (72,170)  (69,440)
                                          --------  --------   -------    -------   --------  --------  --------  --------
    Net Change                            $ (9,302) $ 44,832   $ 4,190    $ 1,089   $  7,601  $  6,879  $  5,026  $ (1,901)
                                          ========  ========   =======    =======   ========  ========  ========  ========

--------------------------------------------------------------------------------

   *  For the year ended December 31,

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout the Period)

                                                 FOR THE YEAR ENDED DECEMBER 31
                                  -------------------------------------------------------------
EQUITY PORTFOLIO                       2001         2000         1999         1998         1997
-----------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING
  OF PERIOD                       $   27.46    $   31.02    $   29.97    $   25.18    $   21.75
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS
  Net Investment Income                0.18         0.21         0.26         0.25         0.27
  Net Realized and Unrealized
    Gain (Loss) on Investments        (2.76)       (3.56)        2.53         6.02         5.13
                                  ---------    ---------    ---------    ---------    ---------
    Total From Investment
      Operations                      (2.58)       (3.35)        2.79         6.27         5.40
LESS DISTRIBUTIONS
  Dividends From Net
    Investment Income                 (0.18)       (0.21)       (0.26)       (0.25)       (0.27)
  Distributions from Realized
    Gains                                --           --        (1.48)       (1.23)       (1.70)
                                  ---------    ---------    ---------    ---------    ---------
    Total Distributions               (0.18)       (0.21)       (1.74)       (1.48)       (1.97)
                                  ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE AT END OF
  PERIOD                          $   24.70    $   27.46    $   31.02    $   29.97    $   25.18
                                  =========    =========    =========    =========    =========
TOTAL RETURN                         (9.38%)     (10.79%)       9.31%       24.89%       24.85%
NET ASSETS AT END OF PERIOD
  (000'S)                         $ 421,700    $ 510,463    $ 647,078    $ 557,314    $ 389,256
RATIOS TO AVERAGE NET ASSETS:
  Expenses                            0.78%        0.78%        0.76%        0.78%        0.75%
  Net Investment Income               0.69%        0.67%        0.80%        0.96%        1.19%
PORTFOLIO TURNOVER RATE                 35%          45%          32%          32%          42%

--------------------------------------------------------------------------------

                                                 FOR THE YEAR ENDED DECEMBER 31
                                  -------------------------------------------------------------
GROWTH OPPORTUNITIES PORTFOLIO         2001         2000         1999         1998         1997
-----------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING
  OF PERIOD                       $   18.81    $   22.50    $   21.30    $   23.35    $   19.26
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS
  Net Investment Income               (0.10)       (0.12)       (0.09)       (0.10)       (0.04)
  Net Realized and Unrealized
    Gain (Loss) on Investments         3.67        (1.27)        1.29         0.53         8.62
                                  ---------    ---------    ---------    ---------    ---------
    Total From Investment
      Operations                       3.57        (1.39)        1.20         0.43         8.58
LESS DISTRIBUTIONS
  Dividends From Net
    Investment Income                    --           --           --           --           --
  Distributions from Realized
    Gains                             (0.49)       (2.30)          --        (2.38)       (4.49)
  Distributions from paid in
    Capital                              --           --           --        (0.10)          --
                                  ---------    ---------    ---------    ---------    ---------
    Total Distributions               (0.49)       (2.30)          --        (2.48)       (4.49)
                                  ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE AT END OF
  PERIOD                          $   21.89    $   18.81    $   22.50    $   21.30    $   23.35
                                  =========    =========    =========    =========    =========
TOTAL RETURN                         19.14%       (6.16%)       5.63%        1.83%       44.55%
NET ASSETS AT END OF PERIOD
  (000'S)                         $ 428,013    $ 354,932    $ 345,725    $ 356,407    $ 240,400
  RATIOS TO AVERAGE NET
    ASSETS:
  Expenses                            0.78%        0.77%        0.78%        0.80%        0.77%
  Net Investment Loss                (0.53%)      (0.57%)      (0.45%)      (0.48%)      (0.25%)
PORTFOLIO TURNOVER RATE                 47%          66%          53%          46%          89%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout the Period)

                                                FOR THE YEAR ENDED DECEMBER 31
                                  ----------------------------------------------------------
NORTHWEST PORTFOLIO                    2001         2000        1999        1998        1997
--------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING
  OF PERIOD                       $   19.04    $   22.68    $  15.64    $  15.20    $  12.12
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS
  Net Investment Income (Loss)         0.02        (0.02)      (0.02)      (0.05)       0.03
  Net Realized and Unrealized
    Gain (Loss) on Investments        (2.05)       (3.37)       8.56        0.49        3.73
                                  ---------    ---------    --------    --------    --------
    Total From Investment
      Operations                      (2.03)       (3.39)       8.54        0.44        3.76
LESS DISTRIBUTIONS
  Dividends from Net
    Investment Income                 (0.02)          --          --          --       (0.03)
  Distributions from Realized
    Gains                                --        (0.25)      (1.50)         --       (0.65)
                                  ---------    ---------    --------    --------    --------
    Total Distributions               (0.02)       (0.25)      (1.50)         --       (0.68)
                                  ---------    ---------    --------    --------    --------
NET ASSET VALUE AT END OF
  PERIOD                          $   16.99    $   19.04    $  22.68    $  15.64    $  15.20
                                  =========    =========    ========    ========    ========
TOTAL RETURN                        (10.64%)     (14.93%)     54.62%       2.89%(A)   31.02%(A)
NET ASSETS AT END OF PERIOD
  (000'S)                         $  59,414    $  76,763    $ 47,924    $ 24,587    $ 19,795
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses++                    0.81%        0.81%       0.84%       0.99%       0.94%
  Net Expenses++                      0.81%        0.81%       0.84%       0.96%       0.73%
  Net Investment Income (Loss)        0.13%       (0.12%)     (0.24%)     (0.32%)      0.27%
PORTFOLIO TURNOVER RATE                 48%          34%         37%         47%         48%

--------------------------------------------------------------------------------

                                                                                   TO DECEMBER 31
                                                                                   ---------------
                                                                                    APRIL 30, 1997
                                         FOR THE YEAR ENDED DECEMBER 31              (COMMENCEMENT
                                  ---------------------------------------------     OF OPERATIONS)
SMALL COMPANY VALUE PORTFOLIO         2001        2000        1999         1998               1997
--------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING
  OF PERIOD                       $  10.68    $  11.39    $   9.87    $   12.33     $       10.00
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS
  Net Investment Income (Loss)        0.13        0.02       (0.01)       (0.03)             0.01
  Net Realized and Unrealized
    Gain (Loss) on Investments        2.13       (0.71)       1.53        (2.43)             2.83
                                  --------    --------    --------    ---------     -------------
    Total From Investment
      Operations                      2.26       (0.69)       1.52        (2.46)             2.84
LESS DISTRIBUTIONS
  Dividends from Net
    Investment Income                (0.13)      (0.02)         --           --             (0.01)
  Distributions from Realized
    Gains                               --          --          --           --             (0.50)
                                  --------    --------    --------    ---------     -------------
    TOTAL DISTRIBUTIONS              (0.13)      (0.02)         --           --             (0.51)
                                  --------    --------    --------    ---------     -------------
NET ASSET VALUE AT END OF
  PERIOD                          $  12.81    $  10.68    $  11.39    $    9.87     $       12.33
                                  ========    ========    ========    =========     =============
TOTAL RETURN (A)                    21.15%      (6.02%)     15.40%      (19.95%)           28.40%*
NET ASSETS AT END OF PERIOD
  (000'S)                         $ 21,598    $ 14,199    $ 14,054    $  11,780     $      10,250
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses++                   1.09%       1.04%       1.22%        1.15%             1.24%**
  Net Expenses++                     0.96%       0.95%       0.95%        0.95%             0.95%**
  Net Investment Income (Loss)       1.26%       0.22%      (0.14%)      (0.32%)            0.19%**
PORTFOLIO TURNOVER RATE                97%        116%        128%          92%               48%**

--------------------------------------------------------------------------------

  ++  See Note 7 of Notes to Financial Statements.
 (A) The total return would have been lower had certain expenses not been reduced during the periods shown. (See Note 7 of Notes to Financial Statements).
   *  Not Annualized
  **  Annualized

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout the Period)

                                               FOR THE YEAR ENDED DECEMBER 31
                                  --------------------------------------------------------
BOND PORTFOLIO                        2001        2000        1999        1998        1997
------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING
  OF PERIOD                       $  10.92    $  10.33    $  11.41    $  11.04    $  10.75

INCOME (LOSS) FROM INVESTMENT
  OPERATIONS
  Net Investment Income               0.59        0.63        0.62        0.50        0.61
  Net Realized and Unrealized
    Gain (Loss) on Investments        0.20        0.59       (1.07)       0.49        0.29
                                  --------    --------    --------    --------    --------
    Total From Investment
      Operations                      0.79        1.22       (0.45)       0.99        0.90

LESS DISTRIBUTIONS
  Dividends From Net
    Investment Income                (0.59)      (0.63)      (0.62)      (0.50)      (0.61)
  Distributions from Realized
    Gains                               --          --       (0.01)      (0.12)         --
                                  --------    --------    --------    --------    --------
    Total Distributions              (0.59)      (0.63)      (0.63)      (0.62)      (0.61)
                                  --------    --------    --------    --------    --------

NET ASSET VALUE AT END OF
  PERIOD                          $  11.12    $  10.92    $  10.33    $  11.41    $  11.04
                                  ========    ========    ========    ========    ========

TOTAL RETURN                         7.28%      11.79%      (3.99%)      8.90%(A)    8.41%(A)

NET ASSETS AT END OF PERIOD
  (000'S)                         $ 44,847    $ 36,743    $ 28,131    $ 30,117    $ 17,881
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses++                   0.82%       0.90%       0.91%       0.98%       0.90%
  Net Expenses++                     0.82%       0.90%       0.91%       0.83%       0.74%
  Net Investment Income              5.56%       6.03%       5.33%       5.50%       5.75%
PORTFOLIO TURNOVER RATE               133%        104%        147%        165%        151%

--------------------------------------------------------------------------------

                                               FOR THE YEAR ENDED DECEMBER 31
                                  --------------------------------------------------------
MONEY MARKET PORTFOLIO                2001        2000        1999        1998        1997
------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING
  OF PERIOD                       $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                  --------    --------    --------    --------    --------

INCOME (LOSS) FROM INVESTMENT
  OPERATIONS
  Net Investment Income               0.04        0.05        0.04        0.04        0.05

LESS DISTRIBUTIONS
  Dividends From Net
    Investment Income                (0.04)      (0.05)      (0.04)      (0.04)      (0.05)
                                  --------    --------    --------    --------    --------

NET ASSET VALUE AT END OF
  PERIOD                          $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                  ========    ========    ========    ========    ========

TOTAL RETURN                         3.75%       5.82%       4.63%       4.95%(A)    5.08%(A)

NET ASSETS AT END OF PERIOD
  (000'S)                         $ 32,260    $ 27,234    $ 29,135    $ 27,623    $ 17,757
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses++                   0.78%       0.84%       0.78%       0.89%       0.81%
  Net Expenses++                     0.78%       0.84%       0.78%       0.81%       0.64%
  Net Investment Income              3.64%       5.70%       4.52%       4.87%       4.97%

--------------------------------------------------------------------------------

  ++  See Note 7 of Notes to Financial Statements.
 (A) The total return would have been lower had certain expenses not been reduced during the periods shown (See Note 7 of Notes to Financial Statements).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

1.  GENERAL
    SAFECO Resource Series Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is comprised of the Equity, Growth Opportunities, Northwest, Small Company Value, Bond and Money Market Portfolios. Each of the six Portfolios has different investment objectives. Shares of the Trust Portfolios are available only as funding vehicles for certain variable annuity and variable life products sold by SAFECO Life Insurance Company and other insurance companies.

2.  SIGNIFICANT ACCOUNTING POLICIES
    The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States.
    SECURITY VALUATION. Equity securities in the Equity, Growth Opportunities, Northwest and Small Company Value Portfolios traded on a national securities exchange or over-the-counter are stated at the last reported sales price, unless there are no transactions in which case they are valued at the last reported bid price. Fixed income securities in the Bond Portfolio are stated on the basis of valuations provided by a pricing service, which uses information with respect to transactions in securities, quotations from securities dealers, market transactions in comparable securities and various relationships between securities in determining value. For the Money Market Portfolio, short-term securities purchased at par are valued at cost. Other short-term securities are valued at amortized cost. For all Portfolios, temporary investments in other mutual funds are valued at net asset value. When valuations are not readily available, securities are valued at fair value as determined in good faith by the Board of Trustees.
    SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses from security transactions are determined using the identified cost basis.
    SECURITIES LENDING. The Portfolios (excluding the Money Market Portfolio) may lend portfolio securities to broker-dealers and to qualified banks. The loans are secured by cash collateral in an amount equal to at least the market value, as of the prior business day, of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Portfolios will continue to receive the interest and dividends on the loaned securities, while earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower is required to return to the Portfolio securities identical to the loaned securities. The Portfolios may pay reasonable administrative fees in connection with the loans of their securities and share the interest earned on the cash collateral with the borrower. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio.
    INCOME RECOGNITION. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest is accrued on short-term investments and bonds daily.
    In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revision of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000, and requires investment companies to amortize premiums and discounts on fixed income securities using the interest method. Upon adoption in 2001, the Portfolios were

------------------------------------------------------------
------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

required to record a cumulative effect adjustment to reflect the amortization of premiums and discounts for book purposes. The adjustment resulting from this change in accounting policy did not impact total net assets. The cumulative adjustment only affected the Bond Portfolio. The amount of the cumulative effect adjustment was $22,262; net investment income was increased while unrealized appreciation was decreased.
    DISTRIBUTIONS TO SHAREHOLDERS. In the Equity, Growth Opportunities, Northwest, Small Company Value and Bond Portfolios, distributions to shareholders from net investment income and realized gains (if any) are normally recorded in December and March. In the Money Market Portfolio, net investment income is declared as a dividend to shareholders of record as of the close of each business day and payment is made as of the last business day of each month. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
    FEDERAL INCOME AND EXCISE TAXES. Each Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable income to their shareholders in a manner which results in no taxes to the Portfolios. Therefore, no federal income or excise tax provision is required.
    ESTIMATES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

3.  INVESTMENT TRANSACTIONS
    Following is a summary of investment transactions (excluding short-term securities) during the year ended December 31, 2001:

(IN THOUSANDS)                             PURCHASES     SALES
--------------------------------------------------------------
Equity Portfolio                          $  151,609  $182,801
Growth Opportunities Portfolio               184,518   173,851
Northwest Portfolio                           30,880    40,045
Small Company Value Portfolio                 19,363    14,975
Bond Portfolio                                58,869    52,739

    Purchases in the Bond Portfolio include $19,018 of U.S. Government securities. Sales in the Bond Portfolio include $23,499 of U.S. Government securities.

4.  PORTFOLIO SECURITIES LOANED
    At December 31, 2001, the fair value and collateral received for portfolio securities loaned were as follows:

                                          FAIR VALUE
                                           OF LOANED  COLLATERAL
(IN THOUSANDS)                            SECURITIES    RECEIVED
----------------------------------------------------------------
Equity Portfolio                          $    7,801  $    8,214
Growth Opportunities Portfolio               100,038     104,986
Northwest Portfolio                           13,210      14,144
Small Company Value Portfolio                  4,103       4,270
Bond Portfolio                                 1,529       1,567

------------------------------------------------------------
------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

5. COMPONENTS OF ACCUMULATED UNDISTRIBUTED INCOME (LOSS) AND DISTRIBUTABLE EARNINGS
    At December 31, 2001, accumulated undistributed income (loss) was as follows:

                                                                                  SMALL
                                                            GROWTH              COMPANY
(IN THOUSANDS)                              EQUITY   OPPORTUNITIES   NORTHWEST    VALUE   BOND
----------------------------------------------------------------------------------------------
Gross Unrealized Appreciation on
  Investments                             $129,697  $      122,629  $    8,762  $ 3,703  $ 534
Gross Unrealized Depreciation on
  Investments                              (53,118)       (109,525)    (15,633)  (1,427)  (233)
                                          --------  --------------  ----------  -------  -----
Net Unrealized Appreciation
  (Depreciation) on Investments             76,579          13,104      (6,871)   2,276    301

Accumulated Undistributed Net Investment
  Income (Loss)                                 --              --          --       --    (27)*
Accumulated Realized Gain (Loss)           (10,121)          1,310      (1,165)    (438)  (570)
                                          --------  --------------  ----------  -------  -----
Accumulated Undistributed Income (Loss)   $ 66,458  $       14,414  $   (8,036) $ 1,838  $(296)
                                          ========  ==============  ==========  =======  =====

    At December 31, 2001, components of distributable earnings on a tax basis were as follows:

                                                                                SMALL
                                                           GROWTH             COMPANY
(IN THOUSANDS)                              EQUITY  OPPORTUNITIES  NORTHWEST    VALUE   BOND
--------------------------------------------------------------------------------------------
Undistributed Long-term Capital Gains
  (Losses)                                $     --  $       1,325  $      --  $    --  $  --
Capital Loss Carryforward**                 (9,441)            --     (1,165)    (438)  (570)
Net Unrealized Appreciation
  (Depreciation) on Investments             75,899         13,089     (6,871)   2,276    274
                                          --------  -------------  ---------  -------  -----
Distributable Earnings                    $ 66,458  $      14,414  $  (8,036) $ 1,838  $(296)
                                          ========  =============  =========  =======  =====

--------------------------------------------------------------------------------

      Differences between book basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and premium and discount amortization required for book purposes, but not for tax purposes.

   * The net effect of accumulated undistributed net investment income loss on a book basis is due to premium and discount amortization required on debt securities.

  ** At December 31, 2001, the following portfolios had accumulated net realized losses on investment transactions that represent capital loss carryforwards for Federal Income tax purposes, which expire as follows:

                                                           EXPIRATION
                                          AMOUNTS (000'S)       DATES
---------------------------------------------------------------------
Equity Portfolio                          $         9,441   2008-2009
Northwest Portfolio                                 1,165        2009
Small Company Value Portfolio                         438        2007
Bond Portfolio                                        570   2007-2008

6.  NET INVESTMENT LOSS
    The Growth Opportunities Portfolio had net investment losses of $1,969 for the year ended December 31, 2001. This amount was recorded as a reduction to paid in capital.

7. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES INVESTMENT ADVISORY FEES. SAFECO Asset Management Company receives investment advisory fees from the Portfolios. For the Equity, Growth Opportunities, Northwest and Bond Portfolios, the

------------------------------------------------------------
------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

fee is based on average daily net assets at annual rate of .74%. For the Small Company Value Portfolio, the fee is based on average daily net assets at an annual rate of .85%. For the Money Market Portfolio, the fee is based on average daily net assets at an annual rate of .65%.
    NOTES PAYABLE AND INTEREST EXPENSE. The Portfolios may borrow money for temporary purposes from SAFECO Corporation or its affiliates at rates equivalent to commercial bank interest rates. No balance was outstanding under these arrangements at December 31, 2001.
    LINE OF CREDIT. The Trust, together with all other management investment companies for which SAFECO Asset Management Company serves as investment advisor, has line of credit arrangements with certain financial institutions. Under these arrangements, $125 million is available to meet short-term financing needs. No balance was outstanding under these arrangements at December 31, 2001.
    AFFILIATE OWNERSHIP. At December 31, 2001, SAFECO Life Insurance Company owned over 14,187,000 shares (84% of the outstanding shares) of of the RST Equity Portfolio, 13,387,000 shares (or 68%) of the RST Growth Portfolio and 100% of the outstanding shares in the Northwest, Small Company Value, Bond and Money Market Portfolios.
    EXPENSE REIMBURSEMENT. For the Equity, Growth Opportunities, Northwest, Bond and Money Market Portfolios, SAFECO Life Insurance Company has agreed to pay all of the expenses of the Portfolios, except for investment advisory fees, if net assets of the Portfolio are below $20 million. For the Small Company Value Portfolio, if net assets are below $20 million, SAFECO Asset Management pays all expenses in excess of .10% of the Portfolio's net assets other than investment advisory fees. When net assets exceed $20 million, the Portfolios are charged for all operating expenses.

------------------------------------------------------------
------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

8.  INVESTMENTS IN AFFILIATES
    Each of the companies listed below is an affiliate of the Growth Opportunities Portfolio because the portfolio owned at least 5% of the company's voting securities during the year ended December 31, 2001:

                                          SHARES AT                           SHARES AT           MARKET VALUE
                                          BEGINNING                              END OF       OF AFFILIATES AT
(IN THOUSANDS)                            OF PERIOD   ADDITIONS   REDUCTIONS     PERIOD      DECEMBER 31, 2001
--------------------------------------------------------------------------------------------------------------
Concepts Direct, Inc.                           495          --           --        495  $                 792
Conceptus Inc.*                                 639          87           --        726                     --
Nastech Pharmaceutical Co., Inc.                 --         410           --        410                  6,355
Open Plan Systems, Inc.*                        332          --         (332)        --                     --
PolyMedica Corp.                                401         224           --        625                 10,378
Provell, Inc.                                   400          --           --        400                    656
Rent-Way, Inc.                                1,150         290           --      1,440                  8,624
SPECTRX, Inc.*                                   --         464           --        464                     --
Suburban Lodges of America, Inc.                735          --           --        735                  5,034
Travis Boats & Motors, Inc.                     387          --          (20)       367                    712
TRM Copy Centers Corp.                          571          --           (4)       567                    765
                                                                                         ---------------------
                                                                                         $              33,316
                                                                                         =====================

--------------------------------------------------------------------------------

   *  Company was not an affiliate at the end of the period.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          REPORT OF ERNST & YOUNG LLP,
                              INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of the SAFECO Resource Series Trust

    We have audited the accompanying statements of assets and liabilities, including the related portfolios of investments, of the SAFECO Resource
Series Trust (comprising the SAFECO Equity Portfolio, SAFECO Growth Opportunities Portfolio, SAFECO Northwest Portfolio, SAFECO Small Company Value Portfolio, SAFECO Bond Portfolio, and SAFECO Money Market Portfolio) as of December 31, 2001, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting the SAFECO Resource Series Trust at December 31, 2001, the results of their operations, the changes in their net assets and financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States applied on a consistent basis.

                                                           /s/ Ernst & Young LLP

Seattle, Washington
January 25, 2002

TRUSTEE AND OFFICER INFORMATION

                                                                                                NUMBER OF
                                                                                            PORTFOLIOS IN FUND
                              POSITION(S)                                 PRINCIPAL              COMPLEX
     NAME, ADDRESS, AND        HELD WITH      TERM OF OFFICE AND     OCCUPATION(S) DURING      OVERSEEN BY      OTHER DIRECTORSHIPS
            AGE                  TRUSTS      LENGTH OF TIME SERVED     THE PAST 5 YEARS          TRUSTEE          HELD BY TRUSTEE
 Barbara J. Dingfield        Trustee         Term: Age 72           Consultant. From 1994   25 SAFECO Mutual
 10865 Willows Road NE                       Time Served: 11 years  to 1999 she was the     Funds
 Redmond, WA 98052                                                  Director of Community
 (56)                                                               Affairs for Microsoft
                                                                    Corporation, Redmond,
                                                                    Washington.
 Richard E. Lundgren         Trustee         Term: Age 72           Retired in 2000 from    25 SAFECO Mutual
 10865 Willows Road NE                       Time Served: 18 years  position as Director    Funds
 Redmond, WA 98052                                                  of Marketing and
 (64)                                                               Customer Relations,
                                                                    Building Materials
                                                                    Distribution,
                                                                    Weyerhaeuser Company,
                                                                    Tacoma, Washington.
 Larry L. Pinnt              Trustee         Term: Age 72           Retired Vice president  25 SAFECO Mutual    Director of Cascade
 10865 Willows Road NE                       Time Served: 16 years  and Chief Financial     Funds               Natural Gas
 Redmond, WA 98052                                                  Officer of U.S. WEST                        Corporation,
 (67)                                                               Communications,                             Seattle,
                                                                    Seattle, Washington.                        Washington.
 John W. Schneider           Trustee         Term: Age 72           President and sole      25 SAFECO Mutual
 10865 Willows Road NE                       Time Served: 18 years  owner of Wallingford    Funds
 Redmond, WA 98052                                                  Group, Inc., Seattle,
 (60)                                                               Washington, a company
                                                                    consulting on the
                                                                    acquisition/
                                                                    disposition and
                                                                    development of real
                                                                    estate.
 Randall H. Talbot           Chairman and    Term: Age 72           President of SAFECO     25 SAFECO Mutual    Director of
 5069 154th Place NE         Trustee         Time Served: 1 year    Life Insurance Company  Funds               Netstock
 Redmond, WA 98052                                                  since 1998. From 1975                       Corporation,
 (48)                                                               to 1998 he was                              Bellevue WA
                                                                    President and CEO of
                                                                    Talbot Financial
                                                                    Corporation.
 Roger F. Harbin             President       Time Served: Three     Senior Vice President
 5069 154th Place NE                         months                 of SAFECO Life
 Redmond, WA 98052                                                  Insurance Company from
 (51)                                                               1992 to 1998. Since
                                                                    1998, Executive Vice
                                                                    President and Actuary
                                                                    of SAFECO Life
                                                                    Insurance Company. In
                                                                    November 2001, named
                                                                    Director and President
                                                                    of SAFECO Services
                                                                    Corporation, Director
                                                                    of SAFECO Asset
                                                                    Management Company,
                                                                    Director and President
                                                                    of SAFECO
                                                                    Securities, Inc.
 Ronald L. Spaulding         Vice President  Time Served: 7 years   Chairman of SAFECO
 Two Union Square            and Treasurer                          Asset Management
 601 Union Street                                                   Company; Treasurer and
 25th Floor                                                         Chief Investment
 Seattle, WA 98101                                                  Officer of SAFECO
 (57)                                                               Corporation; Vice
                                                                    President of SAFECO
                                                                    Insurance Companies;
                                                                    Director, Vice
                                                                    President and
                                                                    Treasurer of First
                                                                    SAFECO Life Insurance
                                                                    Company of New York;
                                                                    former Senior
                                                                    Portfolio Manager of
                                                                    SAFECO Insurance
                                                                    Companies and
                                                                    Portfolio Manager for
                                                                    SAFECO Mutual Funds.
 David H. Longhurst          Vice            Time Served: 18        Vice President,
 10865 Willows Road NE       President,      months                 Treasurer, Controller
 Redmond, WA 98052           Secretary, and                         and Secretary of
 (44)                        Controller                             SAFECO Asset
                                                                    Management Company;
                                                                    Vice President,
                                                                    Treasurer, Controller
                                                                    and Secretary of
                                                                    SAFECO Services
                                                                    Corporation; and Vice
                                                                    President, Treasurer,
                                                                    Controller and
                                                                    Secretary and
                                                                    Financial Principal of
                                                                    SAFECO
                                                                    Securities, Inc. since
                                                                    July 2000. Treasurer,
                                                                    Controller, Secretary
                                                                    and Financial
                                                                    Principal of SAFECO
                                                                    Investment
                                                                    Services, Inc. since
                                                                    March 2000; Assistant
                                                                    Controller of SAFECO
                                                                    Securities, Inc.,
                                                                    SAFECO Services
                                                                    Corporation and SAFECO
                                                                    Asset Management
                                                                    Company from 1996 to
                                                                    June 2000.
 Scott D. Murphy             Assistant       Time Served: 18        Assistant Controller,
 10865 Willows Road NE       Controller      months                 SAFECO Asset
 Redmond, WA 98052                                                  Management Company and
 (40)                                                               SAFECO Services
                                                                    Corporation since June
                                                                    2000. Assistant
                                                                    Controller of SAFECO
                                                                    Securities, Inc. since
                                                                    May 2001. Former
                                                                    Senior Vice President
                                                                    and Chief Financial
                                                                    Officer with Nichols
                                                                    Brothers Boat
                                                                    Builders, Inc., a
                                                                    commercial ship
                                                                    building and repair
                                                                    company, from April
                                                                    1991 to April 2000.
 Susan Tracey                Assistant       Time Served: 1 year    Tax Manager for SAFECO
 SAFECO Plaza                Secretary                              Corporation. Assistant
 4333 Brooklyn Ave. NE                                              Secretary of SAFECO
 Seattle, WA 98185                                                  Asset Management
 (51)                                                               Company, SAFECO
                                                                    Securities, Inc. and
                                                                    SAFECO Services
                                                                    Corporation. She has
                                                                    been employed by
                                                                    SAFECO Corporation
                                                                    since 1987.
 Stephen Collier             Assistant       Time Served: 1 year    Director of Taxation
 SAFECO Plaza                Secretary                              and Vice President of
 4333 Brooklyn Ave. NE                                              SAFECO Corporation;
 Seattle, WA 98185                                                  Assistant Secretary of
 (49)                                                               SAFECO Asset
                                                                    Management Company,
                                                                    SAFECO Securities,
                                                                    Inc. and SAFECO
                                                                    Services Corporation.
                                                                    He has been an
                                                                    executive officer of
                                                                    SAFECO Corporation and
                                                                    subsidiaries since
                                                                    1991.

The Statement of Additional Information ("SAI") includes additional information about Portfolio Trustees and is available upon request without charge by contacting the Portfolio at SAFECO Securities, Inc. 10865 Willows Road NE Redmond, WA 98052 Telephone 1-800-624-5711 Deaf and Hard of Hearing TTY/TDD Service 1-800-438-8718.

                                 [SAFECO LOGO]

                     SAFECO RESOURCE SERIES TRUST

                     INVESTMENT ADVISOR:
                     SAFECO Asset
                       Management Company

                     DISTRIBUTOR:
                     SAFECO Securities, Inc.

                     TRANSFER AGENT:
                     SAFECO Services Corporation

                     CUSTODIAN:
                     State Street Bank

                            [RECYCLED LOGO]         Printed on Recycled Paper.

                     This report must be preceded or
                     accompanied by a current prospectus.

                     -Registered Trademark- A registered trademark of SAFECO Corporation.